As filed with the Securities and Exchange Commission on April 29, 1998
                                                  File No. 33-20795
                                                           811-05516








                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                            ----
         Pre-Effective Amendment No. ___                    /   /
         Post-Effective Amendment No. 12                    / X /


                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                            / X /

         Amendment No. 13                                   / X /
                                                            ----
                        (Check appropriate box or boxes)

                          PIONEER AMERICA INCOME TRUST
                    (formerly Pioneer U.S. Government Trust)
               (Exact name of registrant as specified in charter)


                  60 State Street, Boston, Massachusetts 02109
                (Address of principal executive office) Zip Code


     Registrant's Telephone Number, including Area Code: (617) 742-7825

         Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA
                  02109 (Name and address of agent for service)

It is proposed that this filing will become effective:
          ____  immediately upon filing pursuant to paragraph (b)
           _X_  on April 30, 1998 pursuant to paragraph (b)
           ____ 60 days after filing pursuant to paragraph (a)(1)
           ____ on [date] pursuant to paragraph(a)(1)
           ____ 75 days after filing pursuant to paragraph (a)(2)
           ____ on [date] pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:
___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Being Registered: Shares of Beneficial Interest (without par value)

                          PIONEER AMERICA INCOME TRUST

     Cross-Reference Sheet Showing Location in Prospectus and Statement of Additional Information of Information Required by Items of the Registration Form

                                                            Location in
                                                            Prospectus or
                                                        Statement of Additional
Form N-1A Item Number and Caption                             Information


1. Cover Page................................ Prospectus - Cover Page

2. Synopsis ................................. Prospectus - Expense Information

3. Condensed Financial Information........... Prospectus - Financial Highlights

4. General Description of
   Registrant.........                        Prospectus  -
                                              Investment Objective and Policies;
                                              Management  of  the  Trust;  Trust
                                              Share  Alternatives;  Share Price;
                                              How to Sell Trust  Shares;  How to
                                              Exchange Trust Shares; The Trust

5. Management of the Fund.................... Prospectus - Management of the
                                              Trust
5A.Management's Discussion of
   Fund Performance....................       Not Applicable

6. Capital Stock and Other Securities........ Prospectus - Investment Objective
                                              and Policies; Trust Share
                                              Alternatives; Share Price; How to
                                              Sell Trust Shares; How to Exchange
                                              Trust Shares; The Trust

7. Purchase of Securities Being Offered...... Prospectus - Trust Share
                                              Alternatives; Share Price; How to
                                              Sell Trust Shares; How to Exchange
                                              Trust Shares; The Trust;
                                              Shareholder Services; Distribution
                                              Plans

                                                        Location in
                                                        Prospectus or
                                                        Statement of Additional
   Form N-1A Item Number and Caption                    Information


8. Redemption or Repurchase..............     Prospectus - Trust Share
                                              Alternatives; Share Price; How to
                                              Sell Trust Shares; How to Exchange
                                              Trust Shares; The Trust;
                                              Shareholder Services

9. Pending Legal Proceedings.............     Not Applicable


10.Cover Page............................     Statement of Additional
                                              Information - Cover Page

11.Table of Contents.....................     Statement of Additional
                                              Information - Cover Page

12.General Information and History.......     Statement of Additional
                                              Information - Cover Page;
                                              Description of Shares

13.Investment Objectives and Policy......     Statement of Additional
                                              Information - Investment Policies
                                              and Restrictions

14.Management of the Fund................     Statement of Additional
                                              Information - Management of the
                                              Trust; Investment Adviser

15.Control Persons and Principle Holders
     of Securities.......................     Statement of Additional
                                              Information - Management of the
                                              Trust

16.Investment Advisory and Other
     Services............................     Statement of Additional
                                              Information - Management of the
                                              Trust; Investment Adviser;
                                              Principal Underwriter;
                                              Distribution Plans; Shareholder
                                              Servicing/Transfer Agent;
                                              Custodian; Independent Public
                                              Accountant

17.Brokerage Allocation and Other
     Practices...........................     Statement of Additional
                                              Information - Portfolio
                                              Transactions

18.Capital Stock and Other Securities....     Statement of Additional
                                              Information - Description of
                                              Shares; Certain Liabilities

19.Purchase Redemption and Pricing of
     Securities Being Offered............     Statement of Additional
                                              Information - Letter of Intent;
                                              Systematic Withdrawal Plan;
                                              Determination of Net Asset Value

20.Tax Status............................     Statement of Additional
                                              Information - Tax Status

21.Underwriters..........................     Statement of Additional
                                              Information - Principal
                                              Underwriter; Distribution Plans

22.Calculation of Performance Data.......     Statement of Additional
                                              Information - Investment Results

23.Financial Statements..................     Statement of Additional
                                              Information - Financial Statements

                                                                 [Pioneer Logo]


Pioneer America Income Trust
Class A, Class B and Class C Shares
Prospectus

April 30, 1998


      Pioneer America Income Trust (the "Trust") seeks to provide as high a level of current income as is consistent with preservation of capital and prudent investment risk. The Trust seeks to achieve this objective by investing its assets exclusively in securities backed by the full faith and credit of the United States ("U.S.") and in "when issued" commitments and repurchase agreements with respect to such securities.

      Trust returns and share prices fluctuate and the value of your account upon redemption may be more or less than your purchase price. Shares in the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



      This Prospectus provides information about the Trust that you should know before investing. Please read and keep it for your future reference. More information about the Trust is included in the Trust's Statement of Additional Information, also dated April 30, 1998, as supplemented or revised from time to time, which is incorporated into this Prospectus by reference. A copy of the Statement of Additional Information may be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Trust at 60 State Street, Boston, Massachusetts 02109. Other information about the Trust has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling 1-800-225-6292 or through the SEC's Internet web site (http://www.sec.gov).



          TABLE OF CONTENTS                                         PAGE
          -------------------------------------------------------   -----
I.        EXPENSE INFORMATION ...................................      2
II.       FINANCIAL HIGHLIGHTS ..................................      3
III.      INVESTMENT OBJECTIVE AND POLICIES .....................      5
IV.       MANAGEMENT OF THE TRUST ...............................      6
V.        TRUST SHARE ALTERNATIVES ..............................      7
VI.       SHARE PRICE ...........................................      8
VII.      HOW TO BUY TRUST SHARES ...............................      8
VIII.     HOW TO SELL TRUST SHARES ..............................     11
IX.       HOW TO EXCHANGE TRUST SHARES ..........................     13
X.        DISTRIBUTION PLANS ....................................     13
XI.       DIVIDENDS, DISTRIBUTIONS AND TAXATION .................     14
XII.      SHAREHOLDER SERVICES ..................................     15
           Account and Confirmation Statements ..................     15
           Additional Investments ...............................     15
           Automatic Investment Plans ...........................     15
           Financial Reports and Tax Information ................     15
           Distribution Options .................................     15
           Directed Dividends ...................................     15
           Direct Deposit .......................................     16
           Voluntary Tax Withholding ............................     16
           Telephone Transactions ...............................     16
           FactFoneSM ...........................................     16
           Retirement Plans .....................................     16
           Telecommunications Device for the Deaf (TDD) .........     16
           Systematic Withdrawal Plans ..........................     16
           Reinstatement Privilege (Class A Shares Only) ........     16
XIII.     THE TRUST .............................................     17
XIV.      INVESTMENT RESULTS ....................................     17


                             --------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. EXPENSE INFORMATION


     This table is designed to help you understand the charges and expenses that you, as a shareholder, will bear directly or indirectly when you invest in the Trust. The table reflects annual operating expenses based upon actual expenses incurred for the fiscal year ended December 31, 1997.




Shareholder Transaction Expenses:             Class A      Class B      Class C
                                              -------      -------      -------
 Maximum Initial Sales Charge on
  Purchases (as a percentage of
  offering price) ........................     4.50%(1)      None         None
 Maximum Sales Charge on
  Reinvestment of Dividends ..............     None          None         None
 Maximum Deferred Sales Charge (as a
  percentage of purchase price or
  redemption proceeds, as applicable).....     None(1)       4.00%        1.00%
 Redemption Fee(2) .......................     None          None         None
 Exchange Fee ............................     None          None         None
Annual Operating Expenses
 (as a percentage of average net
 assets):
 Management Fee (after fee
  reduction)(3) ..........................     0.37%         0.37%        0.37%
 12b-1 Fees ..............................     0.25%         1.00%        1.00%
 Other Expenses (including transfer
  agent fee, custodian fees and
  accounting and printing expenses) ......     0.38%         0.38%        0.31%
                                               -----         -----        -----
Total Operating Expenses (after fee
 reduction):(4) ..........................     1.00%         1.75%        1.68%
                                               =====         =====        =====


--------------------
(1) Purchases of $1 million or more and purchases by participants of certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge ("CDSC"). See "How to Sell Trust Shares."


(2) Separate fees (currently $10 and $20, respectively) apply to U.S. and international wire transfers of redemption proceeds.


(3) Pioneering Management Corporation ("PMC"), the Trust's investment adviser, has agreed not to impose a portion of its management fee as required to limit the Class A shares expenses to 1.00% of the average daily net assets attributable to Class A shares; the portion of Trust-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. This agreement is voluntary and temporary and may be revised or terminated at any time by PMC.


                                      Class A       Class B       Class C
                                      -------       -------       -------
Expenses Absent Fee Reduction
 Management Fee ....................   0.50%         0.50%         0.50%
 Total Operating Expenses4 .........   1.12%         1.88%         1.80%



--------------------
(4) Expenses are net of amounts paid in connection with third-party brokerage/ service and/or certain expense offset arrangements. In the absence of such arrangements other expenses would have been 1.14%, 1.90% and 1.85% for Class A, B and C shares, respectively. See "Financial Highlights."


 Example:

     You would pay the following expenses on a $1,000 investment, with or without redemption at the end of each time period, assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Operating Expenses" remain the same each year.



                                        1 Year   3 Years   5 Years    10 Years
                                        ------   -------   -------    --------
Class A Shares .....................      $55      $75       $ 98      $162
Class B Shares .....................
 --Assuming complete
    redemption at end of
    period .........................      $58      $85       $115      $186*
 --Assuming no redemption ..........      $18      $55       $ 95      $186*
Class C Shares** ...................
 --Assuming complete
    redemption at end of
    period .........................      $27      $53       $ 91      $199
 --Assuming no redemption ..........      $17      $53       $ 91      $199


--------------------
 *Class B shares convert to Class A shares eight years after purchase;
  therefore, Class A share expenses are used after year eight.

**Class C shares redeemed during the first year after purchase are subject to a 1% CDSC.


     THE EXAMPLE IS DESIGNED FOR INFORMATIONAL PURPOSES ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL TRUST EXPENSES AND RETURNS WILL VARY FROM YEAR TO YEAR AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

     For further information regarding management fees, Rule 12b-1 fees and other expenses of the Trust see "Management of the Trust," "Distribution Plans" and "How To Buy Trust Shares" in this Prospectus and "Management of the Trust" and "Underwriting Agreement and Distribution Plans" in the Statement of Additional Information. The Trust's payment of Rule 12b-1 fees may result in long-term shareholders paying more than the economic equivalent of the maximum initial sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc.


     The maximum initial sales charge is reduced on purchases of specified amounts of Class A shares and the value of shares owned in other Pioneer mutual funds is taken into account in determining the applicable initial sales charge. See "How to Buy Trust Shares." No sales charge is applied to exchanges of shares of the Trust for shares of other publicly available Pioneer mutual funds. See "How to Exchange Trust Shares."

II. FINANCIAL HIGHLIGHTS


     The following information has been audited by Arthur Andersen LLP, independent public accountants. Arthur Andersen LLP's report on the Trust's financial statements as of December 31, 1997 appears in the Trust's Annual Report and is incorporated by reference into the Statement of Additional Information. The information listed below should be read in conjunction with the financial statements contained in the Trust's Annual Report. The Annual Report includes more information about the Trust's performance and is available free of charge by calling Shareholder Services at 1-800-225-6292.


Pioneer America Income Trust
Selected Data for a Class A Share Outstanding Throughout Each Period:


                                                    For the Year Ended December 31,
                                         ---------------------------------------------------
                                             1997          1996         1995          1994
                                         ------------ ------------- ------------ -----------
Net asset value, beginning
 of period .............................   $  9.77       $ 10.20      $  9.41       $ 10.48
                                           -------       -------      -------       -------
Increase (decrease) from investment operations:
  Net investment income (loss) .........   $  0.64       $  0.64      $  0.68       $  0.66
  Net realized and unrealized
   gain (loss) on investments ..........      0.16         (0.43)        0.79         (1.07)
                                           -------       -------      -------       -------
Net increase (decrease) from
 investment operations .................      0.80       $  0.21      $  1.47       $ (0.41)
Distribution to shareholders:
 Net investment income .................     (0.64)        (0.64)       (0.68)        (0.66)
 Net realized gain .....................        --            --           --            --
                                           -------       -------      -------       -------
Net increase (decrease) in net
 asset value ...........................   $  0.16       $ (0.43)     $  0.79       $ (1.07)
                                           -------       -------      -------       -------
Net asset value, end of period .........   $  9.93       $  9.77      $ 10.20       $  9.41
                                           =======       =======      =======       =======
Total return* ..........................      8.51%         2.29%       16.06%        (3.97)%
Ratios/Supplemental Data
Ratio of net expenses to average
 net assets ............................      1.02%+        1.01%+       1.02%+        1.00%
Ratio of net investment income
 (loss) to average net assets ..........      6.55%+        6.51%+       6.85%+        6.84%
Portfolio turnover rate ................        63%           43%          62%           61%
Net assets, end of period
 (in thousands) ........................  $138,022      $145,408     $162,708      $161,858
Ratios assuming no waiver of
 management fees by PMC and
 no reduction for fees paid
 indirectly:
  Net expenses .........................      1.14%         1.17%        1.22%         1.12%
  Net investment income (loss) .........      6.43%         6.35%        6.65%         6.72%
Ratios assuming waiver of
 management fees by PMC and
 reduction for fees paid indirectly:
  Net expenses .........................      1.00%         1.00%        1.00%           --
  Net investment income (loss) .........      6.57%         6.52%        6.87%           --



                                                                                                          May 31
                                                                                                            to
                                                                                                       December 31,
                                             1993         1992        1991        1990        1989         1988
                                         ------------ ----------- ----------- ----------- ----------- -------------
Net asset value, beginning
 of period .............................   $ 10.27      $ 10.35     $ 10.03     $ 10.04     $  9.86    $ 10.00
                                           -------      -------     -------     -------     -------    -------
Increase (decrease) from investment operations:
  Net investment income (loss) .........   $  0.68      $  0.73     $  0.84     $  0.87     $  0.90    $  0.51
  Net realized and unrealized
   gain (loss) on investments ..........      0.24        (0.07)       0.33       (0.02)       0.18      (0.14)
                                           -------      -------     -------     -------     -------    ---------
Net increase (decrease) from
 investment operations .................   $  0.92      $  0.66     $  1.17     $  0.85     $  1.08    $  0.37
Distribution to shareholders:
 Net investment income .................     (0.67)       (0.73)      (0.85)      (0.86)      (0.90)     (0.51)
 Net realized gain .....................     (0.04)       (0.01)         --          --          --         --
                                           --------     -------     -------     -------     -------    ---------
Net increase (decrease) in net
 asset value ...........................   $  0.21     $  (0.08)    $  0.32    $  (0.01)    $  0.18    $ (0.14)
                                           --------    --------     -------    --------     -------    ---------
Net asset value, end of period .........   $ 10.48      $ 10.27     $ 10.35    $  10.03     $ 10.04    $  9.86
                                           ========    ========     =======    ========     =======    =========
Total return* ..........................      9.07%        6.67%      12.14%       8.99%      11.49%      3.76%
Ratios/Supplemental Data
Ratio of net expenses to average
 net assets ............................      1.00%        1.03%       0.75%       0.75%       0.75%      0.67%**
Ratio of net investment income
 (loss) to average net assets ..........      6.37%        7.01%       8.07%       8.75%       9.10%      8.86%**
Portfolio turnover rate ................        42%          55%         37%         69%         66%        61%**
Net assets, end of period
 (in thousands) ........................  $105,892     $ 85,425     $43,711    $ 17,160     $10,533    $  4,634
Ratios assuming no waiver of
 management fees by PMC and
 no reduction for fees paid
 indirectly:
  Net expenses .........................      1.13%        1.25%       1.75%       1.81%       2.36%      3.01%**
  Net investment income (loss) .........      6.24%        6.79%       7.07%       7.69%       7.49%      6.52%**
Ratios assuming waiver of
 management fees by PMC and
 reduction for fees paid indirectly:
  Net expenses .........................        --           --          --          --          --         --
  Net investment income (loss) .........        --           --          --          --          --         --


-----------
  + Ratios assuming no reduction for fees paid indirectly.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.

Selected Data for a Class B Share Outstanding Throughout Each Period:


                                                                                                       For the Year
                                                                                                    Ended December 31,
                                                                                           -------------------------------------
                                                                                               1997         1996        1995
                                                                                           ------------ ----------- ------------
Net asset value, beginning of period .....................................................   $  9.75      $ 10.17     $   9.40
                                                                                             -------      -------     --------
Increase (decrease) from investment operations:
 Net investment income (loss) ............................................................   $  0.57      $  0.57     $   0.61
 Net realized and unrealized gain (loss) on investments ..................................      0.15        (0.42)        0.77
                                                                                             -------      -------     --------
Net increase (decrease) from investment operations .......................................   $  0.72      $  0.15     $   1.38
Distribution to shareholders:
 Net investment income ...................................................................     (0.57)       (0.57)      ( 0.61)
                                                                                             -------      -------     --------
Net increase (decrease) in net asset value ...............................................   $  0.15      $ (0.42)    $   0.77
                                                                                             -------      -------     --------
Net asset value, end of period ...........................................................   $  9.90      $  9.75     $  10.17
                                                                                             =======      =======     ========
Total return* ............................................................................      7.61%        1.59%       15.08%
Ratios/Supplemental Data
Ratio of net expenses to average net assets ..............................................      1.77%+       1.75%+       1.77%+
Ratio of net investment income (loss) to average net assets ..............................      5.78%+       5.78%+       5.92%+
Portfolio turnover rate ..................................................................        63%          43%          62%
Net assets, end of period (in thousands) .................................................   $11,935      $ 9,557     $  6,992
Ratios assuming no waiver of management fees by PMC and no reduction for fees paid indirectly:
  Net expenses ...........................................................................      1.90%        1.91%        1.97%
  Net investment income (loss) ...........................................................      5.65%        5.62%        5.72%
Ratios assuming waiver of managements fees by PMC and reduction for fees paid indirectly:
  Net expenses ...........................................................................      1.75%        1.73%        1.72%
  Net investment income (loss) ...........................................................      5.80%        5.80%        5.97%



                                                                                               April 29, 1994
                                                                                            to December 31, 1994
                                                                                           ---------------------
Net asset value, beginning of period .....................................................      $   9.85
                                                                                                --------
Increase (decrease) from investment operations:
 Net investment income (loss) ............................................................      $   0.40
 Net realized and unrealized gain (loss) on investments ..................................         (0.45)
                                                                                                ---------
Net increase (decrease) from investment operations .......................................      $  (0.05)
Distribution to shareholders:
 Net investment income ...................................................................         (0.40)
                                                                                                ---------
Net increase (decrease) in net asset value ...............................................      $  (0.45)
                                                                                                ---------
Net asset value, end of period ...........................................................      $   9.40
                                                                                                =========
Total return* ............................................................................         (0.57)%
Ratios/Supplemental Data
Ratio of net expenses to average net assets ..............................................          1.78%**
Ratio of net investment income (loss) to average net assets ..............................          6.35%**
Portfolio turnover rate ..................................................................            61%**
Net assets, end of period (in thousands) .................................................      $  2,170
Ratios assuming no waiver of management fees by PMC and no reduction for fees paid indirectly:
  Net expenses ...........................................................................           1.90%**
  Net investment income (loss) ...........................................................           6.23%**
Ratios assuming waiver of managements fees by PMC and reduction for fees paid indirectly:
  Net expenses ...........................................................................            --
  Net investment income (loss) ...........................................................            --



Selected Data for a Class C Share Outstanding Throughout Each Period:



                                                                                            For the Year Ended
                                                                                             December 31, 1997
                                                                                           --------------------
Net asset value, beginning of period .....................................................       $   9.74
                                                                                                 --------
Increase (decrease) from investment operations:
 Net investment income (loss) ............................................................       $   0.57
 Net realized and unrealized gain (loss) on investments ..................................           0.16
                                                                                                 --------
Net increase (decrease) from investment operations .......................................       $   0.73
Distribution to shareholders:
 Net investment income ...................................................................          (0.57)
                                                                                                 --------
Net increase (decrease) in net asset value ...............................................       $   0.16
                                                                                                 --------
Net asset value, end of period ...........................................................       $   9.90
                                                                                                 ========
Total return* ............................................................................           7.78%
Ratios/Supplemental Data
Ratio of net expenses to average net assets ..............................................           1.73%+
Ratio of net investment income (loss) to average net assets ..............................           5.74%+
Portfolio turnover rate ..................................................................             63%
Net assets, end of period (in thousands) .................................................       $  3,780
Ratios assuming no waiver of management fees by PMC and no reduction for fees paid indirectly:
  Net expenses ...........................................................................           1.85%
  Net investment income (loss) ...........................................................           5.62%
Ratios assuming waiver of managements fees by PMC and reduction for fees paid indirectly:
  Net expenses ...........................................................................           1.68%
  Net investment income (loss) ...........................................................           5.79%



                                                                                            For the Period January 31, 1996
                                                                                               through December 31, 1996
                                                                                           --------------------------------
Net asset value, beginning of period .....................................................            $  10.16
                                                                                                      --------
Increase (decrease) from investment operations:
 Net investment income (loss) ............................................................                0.52
 Net realized and unrealized gain (loss) on investments ..................................              ( 0.42)
                                                                                                      ---------
Net increase (decrease) from investment operations .......................................            $   0.10
Distribution to shareholders:
 Net investment income ...................................................................              ( 0.52)
                                                                                                      ---------
Net increase (decrease) in net asset value ...............................................            $  (0.42)
                                                                                                      ---------
Net asset value, end of period ...........................................................            $   9.74
                                                                                                      =========
Total return* ............................................................................                1.04%
Ratios/Supplemental Data
Ratio of net expenses to average net assets ..............................................                1.80%**+
Ratio of net investment income (loss) to average net assets ..............................                5.73%**+
Portfolio turnover rate ..................................................................                  43%
Net assets, end of period (in thousands) .................................................            $  1,306
Ratios assuming no waiver of management fees by PMC and no reduction for fees paid indirectly:
  Net expenses ...........................................................................                1.95%**
  Net investment income (loss) ...........................................................                5.58%**
Ratios assuming waiver of managements fees by PMC and reduction for fees paid indirectly:
  Net expenses ...........................................................................                1.76%**
  Net investment income (loss) ...........................................................                5.77%**


-----------

 *Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sale charges were taken into account.

** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

III. INVESTMENT OBJECTIVE AND POLICIES


     The investment objective of the Trust is to provide as high a level of current income as is consistent with preservation of capital and prudent investment risk. The Trust seeks to achieve this objective by investing its assets exclusively in securities backed by the full faith and credit of the U.S. and in "when-issued" commitments and repurchase agreements with respect to such securities. The Trust may only invest in securities and engage in transactions in securities that are legal under applicable Federal law, as of January 1, 1998, for federal credit unions.

     U.S. Government Securities in which the Trust may invest include (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations of varying maturities issued by or fully guaranteed as to principal and interest by certain agencies and instrumentalities of the U.S. Government, such as mortgage participation certificates ("GNMA Certificates") guaranteed by the Government National Mortgage Association ("GNMA") and Federal Housing Administration ("FHA") debentures, for which the U.S. Treasury unconditionally guarantees payment of principal and interest. Although the payment when due of interest and principal on U.S. Government Securities is backed by the full faith and credit of the U.S., this guarantee does not extend to the market value of these securities. Accordingly, the market value of these securities held in the Trust's portfolio and the net asset value of the Trust's shares will fluctuate.


     The Trust's portfolio will be managed by purchasing and selling securities, as well as holding selected securities to maturity. The Trust's investment manager, PMC, employs "cycle analysis" in the management of the Trust's portfolio. Cycle analysis is the process of analyzing the business and credit cycles of the economy to identify and monitor trends in interest rates and to identify debt securities with characteristics most likely to meet the Trust's objectives at given stages in all cycles. Relying on analysis of economic indicators, as well as price, yield and maturity data of individual securities, this process requires ongoing adjustments to the portfolio based on the relative values or maturities of individual securities.

     Any such change in the portfolio may result in increases or decreases in the Trust's current income available for distribution to shareholders and in its holding of debt securities which may sell at moderate to substantial premiums or discounts from face value. If the Trust's expectations of changes in interest rates or its evaluation of the normal yield relationships between two securities is incorrect, the Trust's income, net asset value and potential gain may be reduced or its potential loss may be increased.

     The Trust may take advantage of the entire range of maturities offered by U.S. Government Securities, and the average maturity of the Trust's portfolio may vary significantly. Under normal circumstances, however, the dollar weighted average portfolio maturity of the Trust is not expected to exceed twenty years. Capital gains will not be a major consideration in the selection of investments. The Trust will not normally engage in short-term trading but it may do so when it believes a particular transaction will contribute to the achievement of its investment objective.

     The Trust may invest all or any portion of its assets in GNMA Certificates but it is not obligated to do so; the portion of its assets so invested will vary with management's view of the relative yields and values of GNMA Certificates compared to U.S. Treasury obligations.

     GNMA Certificates are mortgage-backed securities which evidence part ownership of a pool of mortgage loans. The mortgages loans are made by lenders such as mortgage bankers, commercial banks and savings and loan associations, and are insured by the FHA or the Farmers' Home Administration ("FHMA"), or guaranteed by the Veterans Administration ("VA"). The mortgages are grouped in pools containing mortgages which are of similar types and maturities and bear similar interest rates. Upon approval by GNMA of a pool, GNMA guarantees the timely payment of principal and interest on securities backed by the pool. The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.


     The GNMA Certificates which the Trust purchases are the "modified pass-through" type. Modified pass-through certificates entitle the holder to receive all principal and interest owed on the mortgages in the pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     The average life of a GNMA Certificate is substantially less than the original maturity of the underlying mortgage pools because of principal prepayments and foreclosures. Foreclosures create no risk to principal invested because of the GNMA guarantee. As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, the Trust's team of portfolio managers and analysts continuously monitors the average life changes of mortgage-backed securities.


     There are several factors that may cause the yield earned by the Trust to be substantially different than the coupon rate of interest on the GNMA Certificates and other securities held in the Trust's portfolio. First, as with any fund consisting of fixed-income securities, repayments and prepayments of principal require reinvestment which may be at a lower or higher interest rate. This reinvestment risk is increased in the case of GNMA Certificates because principal is repaid monthly rather than in a lump sum at maturity. Second, prepayments of mortgage-backed GNMA Certificates will tend to increase when general interest rates decline, requiring reinvestment at the lower market rate. Higher interest rate mortgages will be more prone to prepayment. Third, the Trust may purchase GNMA Certificates at a premium or discount, rather than at par, causing actual yield to be lower or higher than the interest rate on the GNMA Certificates. After issuance, GNMA Certificates may also trade in the market at a premium or discount. Upon prepayment, the Trust may realize a loss in the amount of any unamortized premiums paid upon purchase of GNMA Certificates since prepayment may be at par.

     The values of the U.S. Government Securities, including GNMA Certificates, in which the Trust invests will fluctuate with changes in interest rates. Changes in the value of such securities will not affect interest income from those obligations but will be reflected in the Trust's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of the Trust's shares and conversely during periods of rising interest rates the value of the Trust's shares will generally decline. The magnitude of these fluctuations will generally be greater when the Trust's average maturity is longer.


     GNMA Certificates may offer yields higher than those available from other types of U.S. Government Securities, but because of their prepayment aspect may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. This is caused by the need to reinvest prepayments of principal generally and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. These prepayments would have to be reinvested at the lower rates. As a result, the Trust's GNMA Certificates may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government Securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.

     Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market interest rates, the GNMA Certificate's coupon rate and the prepayment history of the pool of mortgages backing each GNMA Certificate.

     For further information on GNMA Certificates, see "Investment Policies and Restrictions" in the Statement of Additional Information.

     "When-Issued" GNMA Certificates. The Trust may purchase and sell GNMA Certificates on a when-issued or a delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield which is fixed at the time of entering into the transaction. However, the yield on a comparable GNMA Certificate when the transaction is consummated may vary from the yield on the GNMA Certificate at the time that the when-issued or delayed delivery transaction was made. Also, the market value of the when-issued or delayed delivery GNMA Certificate may increase or decrease as a result of changes in general interest rates. When-issued and delayed delivery transactions involve risk of loss if the value of the GNMA Certificate declines before the settlement date. This risk is in addition to the risk of decline in the value of the Trust's other assets. When the Trust engages in when-issued and delayed delivery transactions, the Trust relies on the seller or buyer, as the case may be, to consummate the transaction. Failure of the seller or buyer to do so may result in the Trust missing the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made by the Trust until it receives payment or delivery from the other party to the transaction. To the extent the Trust engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or disposing of GNMA Certificates for the Trust's portfolio consistent with the Trust's investment objective and policies and not for the purpose of investment leverage.

     The value of such purchase commitments at any time will not exceed the value of the Trust's assets invested in U.S. Treasury Bills and other securities having remaining maturities of less than six months. The Trust's investments in when-issued or delayed delivery commitments and in repurchase agreements (limited to seven days) may represent up to 25% of its assets.

     The Trust's investment objective and its policy of investing exclusively in U.S. Government Securities and when-issued commitments and repurchase agreements with respect to such securities are fundamental policies which may not be changed without shareholder approval. Except for these policies and certain investment restrictions designated in the Statement of Additional Information as fundamental, the investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval.

IV. MANAGEMENT OF THE TRUST

     The Trust's Board of Trustees has overall responsibility for management and supervision of the Trust. The Board meets at least quarterly. By virtue of the functions performed by PMC as investment adviser, the Trust requires no employees other than its executive officers, all of whom receive their compensation from PMC or other sources. The Statement of Additional Information contains the name and general background of each Trustee and executive officer of the Trust.

     The Trust is managed under a contract with PMC which serves as investment adviser to the Trust and is responsible for the overall management of the Trust's business affairs, subject only to the authority of the Board of Trustees. PMC is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"), a publicly traded Delaware corporation. Pioneer Funds Distributor, Inc. ("PFD"), an indirect wholly owned subsidiary of PGI, is the principal underwriter of shares of the Trust. John F. Cogan, Jr., Chairman and President of the Trust, Chairman and a director of PMC, Chairman of PFD, and President and a Director of PGI, owned approximately 14% of the outstanding capital stock of PGI as of the date of this Prospectus.


     Mr. David Tripple, President and Chief Investment Officer of PMC and Executive Vice President of each Pioneer mutual fund, has general responsibility for PMC's investment operations and chairs a committee of PMC's fixed income managers which reviews PMC's research and portfolio operations, including those of the Trust. Mr. Tripple joined PMC in 1974.

     Research and management for the Trust is the responsibility of a team of portfolio managers and analysts focusing on fixed income securities. Members of the team meet regularly to discuss holdings, prospective investments and portfolio composition. Mr. Sherman Russ, a Senior Vice President of

PMC and Vice President of the Trust, is the senior member of the fixed income team. Mr. Russ joined PMC in 1983.

     Day-to-day management of the Trust has been the responsibility of Mr. Russ since inception. Mr. Russ has over ten years of investment experience.

     In addition to the Trust, PMC also manages and serves as the investment adviser for other mutual funds and is an investment adviser to certain other institutional accounts. PMC's and PFD's executive offices are located at 60 State Street, Boston, Massachusetts 02109. In an effort to avoid conflicts of interest with the Trust, the Trust and PMC have adopted a Code of Ethics that is designed to maintain a high standard of personal conduct by directing that all personnel defer to the interests of the Trust and its shareholders in making personal securities transactions.


     Under the terms of its contract with the Trust, PMC assists in the management of the Trust and is authorized in its discretion to buy and sell securities for the account of the Trust, subject to the right of the Trust's Trustees to disapprove any such purchase or sale. PMC pays all the ordinary operating expenses, including executive salaries and the rental of office space related to its services for the Trust, with the exception of the following which are to be paid by the Trust: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of PMC or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust with respect to shares of the Trust; (d) issue and transfer taxes, chargeable to the Trust in connection with securities transactions to which the Trust is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations, and all taxes and corporate fees payable by the Trust to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the Trust and/or its shares with the SEC, state securities agencies and foreign jurisdictions, including the preparation of Prospectuses and Statements of Additional Information for filing with regulatory agencies; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the Trust and to Trustees; (i) distribution fees paid by the Trust in accordance with Rule 12b-1 promulgated by the SEC pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); (j) compensation of those Trustees of the Trust who are not affiliated with or interested persons of PMC, the Trust (other than as Trustees), PGI or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any. The Trust also pays all brokers' and underwriting commissions chargeable to the Trust in connection with its portfolio transactions.

     Orders for the Trust's portfolio securities transactions are placed by PMC, which strives to obtain the best price and execution for each transaction. In circumstances where two or more broker-dealers are in a position to offer comparable prices and execution, consideration may be given to whether the broker-dealer provides brokerage or research services or sells shares of the Pioneer mutual funds for which PMC or any affiliate serves as investment adviser or manager. See the Statement of Additional Information for a further description of PMC's brokerage allocation practices.

     As compensation for its management services and certain expenses which PMC incurs, PMC is entitled to a management fee equal to 0.50% per annum of the Trust's average daily net assets. The fee is normally computed daily and paid monthly. See "Expense Information" in this Prospectus and "Investment Adviser" in the Statement of Additional Information.

     Certain information technology experts currently predict the possibility of a widespread failure of computer systems and certain other equipment which will be triggered on or after certain dates--primarily January 1, 2000-due to a systemic inability to process date-related information. This scenario, commonly know as the "Year 2000 Problem," could have an adverse impact on individuals and businesses, including the Trust and other mutual funds and financial organizations. PMC and its affiliates are taking steps believed to be adequate to address the Year 2000 Problem with respect to the systems and equipment controlled by the Trust's investment adviser, broker-dealer and transfer agent. In addition, other entities providing services to the Trust and its shareholders are being asked to provide assurances that they have undertaken similar measures with respect to their systems and equipment. Although PMC is not expecting any adverse impact to it or its clients from the Year 2000 Problem, it cannot provide complete assurances that its efforts or the efforts of its key vendors will be successful.



V. TRUST SHARE ALTERNATIVES

     The Trust continuously offers three Classes of shares designated as Class A, Class B and Class C shares, as described more fully in "How to Buy Trust Shares." If you do not specify in your instructions to the Trust which Class of shares you wish to purchase, exchange or redeem, the Trust will assume that your instructions apply to Class A shares.


     Class A Shares. If you invest less than $1 million in Class A shares, you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A shares, no sales charge will be imposed at the time of purchase. However, shares redeemed within 12 months of purchase may be subject to a CDSC. Class A shares are subject to distribution and service fees at a combined annual rate of up to 0.25% of the Trust's average daily net assets attributable to Class A shares.


     Class B Shares. If you plan to invest up to $250,000, Class B shares are available to you. Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 4% if redeemed within six years. Class B shares are subject to distribution and service fees at a combined annual rate of 1% of the Trust's average daily net assets attributable to Class B shares. Your entire investment in Class B shares is available to work for you from the time you make your investment, but the higher distribution fee paid by Class B shares will cause your Class B shares (until conversion) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares. Class B shares will automatically convert to Class A shares, based on relative net asset value, eight years after the initial purchase.

     Class C Shares. Class C shares are sold without an initial sales charge, but are subject to a 1% CDSC if they are redeemed within the first year after purchase. Class C shares are subject to distribution and service fees at a combined annual rate of up to 1% of the Trust's average daily net assets attributable to Class C shares. Your entire investment in Class C shares is available to work for you from the time you make your investment, but the higher distribution fee paid by Class C shares will cause your Class C shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares. Class C shares have no conversion feature.

     Selecting a Class of Shares. The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. If you are making an investment that qualifies for reduced sales charges, you might consider Class A shares. If you prefer not to pay an initial sales charge on an investment of $250,000 or less and you plan to hold the investment for at least six years, you might consider Class B shares. If you prefer not to pay an initial sales charge and you plan to hold your investment for one to eight years, you may prefer Class C shares.

     Investment dealers and their representatives may receive different compensation depending on which Class of shares they sell. Shares may be exchanged only for shares of the same Class of another Pioneer mutual fund and shares acquired in the exchange will continue to be subject to any CDSC applicable to the shares of the Trust originally purchased. Shares sold outside the U.S. to persons who are not U.S. citizens may be subject to different sales charges, CDSCs and dealer compensation arrangements in accordance with local laws and business practices.

VI. SHARE PRICE


     Shares of the Trust are sold at the public offering price, which is the net asset value per share, plus any applicable sales charge. Net asset value per share of a Class of the Trust is determined by dividing the value of its assets, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The net asset value is computed once daily, on each day the New York Stock Exchange (the "Exchange") is open, as of the close of regular trading on the Exchange.


VII. HOW TO BUY TRUST SHARES


     You may buy Trust shares from any securities broker-dealer which has a sales agreement with PFD. If you do not have a securities broker-dealer, please call 1-800-225-6292. Shares will be purchased at the public offering price, that is, the net asset value per share next computed after receipt of a purchase order, plus any applicable sales charge, except as set forth below.


     The minimum initial investment is $1,000 for Class A, Class B and Class C shares except as specified below. The minimum initial investment is $50 for Class A accounts being established to utilize monthly bank drafts, government allotments, payroll deduction and other similar automatic investment plans. Separate minimum investment requirements apply to retirement plans and to telephone and wire orders placed by broker-dealers; no sales charges or minimum requirements apply to the reinvestment of dividends or capital gains distributions. The minimum subsequent investment is $50 for Class A shares and $500 for Class B and Class C shares except that the subsequent minimum investment amount for Class B and Class C share accounts may be as little as $50 if an automatic investment plan is established (see "Automatic Investment Plans").


     Telephone Purchases. Your account is automatically authorized to have the telephone purchase privilege unless you indicate otherwise on your Account Application or by writing to Pioneering Services Corporation ("PSC"). The telephone purchase option may be used to purchase additional shares for an existing Pioneer mutual fund account; it may not be used to establish a new account. Proper account identification will be required for each telephone purchase. A maximum of $25,000 per account may be purchased by telephone each day. The telephone purchase privilege is available to Individual Retirement Accounts ("IRAs") but may not be available to other types of retirement plan accounts. Call PSC for more information.


     You are strongly urged to consult with your financial representative prior to requesting a telephone purchase. To purchase shares by telephone, you must establish your bank account of record by completing the appropriate section of your Account Application or an Account Options Form. PSC will electronically debit the amount of each purchase from this predesignated bank account. Telephone purchases may not be made for 30 days after the establishment of your bank of record or any change to your bank information.


     Telephone purchases will be priced at the net asset value plus any applicable sales charge next determined after PSC's receipt of a telephone purchase instruction and receipt of good funds (usually three days after the purchase instruction). You may always elect to deliver purchases to PSC by mail. See "Telephone Transactions" for additional information.

Class A Shares

     You may buy Class A shares at the public offering price, including a sales charge as follows:


                            Sales Charge as a % of        Dealer
                            -----------------------      Allowance
                                             Net         as a % of
                             Offering      Amount        Offering
    Amount of Purchase         Price      Invested         Price
-------------------------   ----------   ----------     ----------
Less than $100,000              4.50%        4.71%      4.00%
$100,000 but less than
     $250,000                   3.50         3.63       3.00
$250,000 but less than
     $500,000                   2.50         2.56       2.00
$500,000 but less than
     $1,000,000                 2.00         2.04       1.75
$1,000,000 or more               -0-          -0-       see below


     The schedule of sales charges above is applicable to purchases of Class A shares of the Trust by an (i) an individual, (ii) an individual and his or her spouse and children under the age of 21 and (iii) a trustee or other fiduciary of a trust estate or fiduciary account or related trusts or accounts including pension, profit-sharing and other employee benefit trusts qualified under
Section 401 or 408 of the Internal Revenue Code of 1986, as amended (the "Code"), although more than one beneficiary is involved. The sales charges applicable to a current purchase of Class A shares of the Trust by a person listed above is determined by adding the value of shares to be purchased to the aggregate value (at the then current offering price) of shares of any of the other Pioneer mutual funds previously purchased and then owned, provided PFD is notified by such person or his or her broker-dealer each time a purchase is made which would qualify. Pioneer mutual funds include all mutual funds for which PFD serves as principal underwriter. At the sole discretion of PFD, holdings of funds domiciled outside the U.S., but which are managed by affiliates of PMC, may be included for this purpose.

     No sales charge is payable at the time of purchase on investments of $1 million or more or for participants in certain group plans (described below) subject to a CDSC of 1% which may be imposed in the event of a redemption of Class A shares within 12 months of purchase. See "How to Sell Trust Shares." PFD may, in its discretion, pay a commission to broker-dealers who initiate and are responsible for such purchases as follows: 1% on the first $5 million invested; 0.50% on the next $45 million; and 0.25% on the excess over $50 million. These commissions will not be paid if the purchaser is affiliated with the broker-dealer or if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months. Broker-dealers who receive a commission in connection with Class A share purchases at net asset value by 401(a) or 401(k) retirement plans with 1,000 or more eligible participants or with at least $10 million in plan assets will be required to return any commission paid or a pro rata portion thereof if the retirement plan redeems its shares within 12 months of purchase. See also "How to Sell Trust Shares." In connection with PGI's acquisition of Mutual of Omaha Fund Management Company and contingent upon the achievement of certain sales objectives, PFD may pay to Mutual of Omaha Investor Services, Inc. 50% of PFD's retention of any sales commission on sales of the Trust's Class A shares through such dealer. From time to time, PFD may elect to reallow the entire initial sales charge to participating dealers for all sales of Class A shares with respect to which orders are placed during a particular period. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters under the federal securities laws.

     Qualifying for a Reduced Sales Charge. Class A shares of the Trust may be sold at a reduced or eliminated sales charge to certain group plans ("Group Plans") under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from PFD.


     Class A shares of the Trust may be sold at net asset value per share without a sales charge to: (a) current or former Trustees and officers of the Trust and partners and employees of its legal counsel; (b) current or former directors, officers, employees or sales representatives of PGI or its subsidiaries; (c) current or former directors, officers, employees or sales representatives of any subadviser or predecessor investment adviser to any investment company for which PMC serves as investment adviser, and the subsidiaries or affiliates of such persons; (d) current or former officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with PFD; (e) members of the immediate families of any of the persons above; (f) any trust, custodian, pension, profit-sharing or other benefit plan of the foregoing persons; (g) insurance company separate accounts; (h) certain "wrap accounts" for the benefit of clients of financial planners adhering to standards established by PFD; (i) other funds and accounts for which PMC or any affiliate serves as investment adviser or manager; and (j) certain unit investment trusts. Shares so purchased are purchased for investment purposes and may not be resold except through redemption or repurchase by or on behalf of the Trust. The availability of this privilege is conditioned upon the receipt by PFD of written notification of eligibility. Class A shares of the Trust may be sold at net asset value without a sales charge to 401(k) retirement plans with 100 or more participants or at least $500,000 in plan assets. Class A shares of the Trust may be sold at net asset value per share without a sales charge to Optional Retirement Program (the "Program") participants if (i) the employer has authorized a limited number of investment company providers for the Program, (ii) all authorized investment company providers offer their shares to Program participants at net asset value, (iii) the employer has agreed in writing to actively promote the authorized investment providers to Program participants and (iv) the Program provides for a matching contribution for each participant contribution. Class A shares may also be sold at net asset value in connection with certain reorganization, liquidation, or acquisition transactions involving other investment companies or personal holding companies.

     Investors who are clients of a broker-dealer with a current sales agreement with PFD may purchase Class A shares of the Trust at net asset value, without a sales charge, to the extent that the purchase price is paid out of proceeds from one or more redemptions by the investor of shares of certain other mutual funds. In order for a purchase to qualify for this privilege, the investor must document to the broker-dealer that the redemption occurred within the 60 days immediately preceding the purchase of Class A shares; that the client paid a sales charge on the original purchase of the shares redeemed; and that the mutual fund whose shares were redeemed also offers net asset value purchases to redeeming shareholders of any of the Pioneer mutual funds. Further details may be obtained from PFD.

     Reduced sales charges are available for purchases of $100,000 or more of Class A shares (excluding any reinvestments of dividends and capital gains distributions) made within a 13-month period pursuant to a Letter of Intent ("LOI") which may be established by completing the Letter of Intent section of the Account Application. The reduced sales charge will be the charge that would be applicable to the purchase of the specified amount of Class A shares as if the shares had all been purchased at the same time. A purchase not made pursuant to an LOI may be included if the LOI is submitted to PSC within 90 days of such purchase. You may also obtain the reduced sales charge by including the value (at current offering price) of all your Class A shares in the Trust and all other Pioneer mutual funds held of record as of the date of your LOI in the amount used to determine the applicable sales charge for the Class A shares to be purchased under the LOI. Five percent of your total intended purchase amount will be held in escrow by PSC, registered in your name, until the terms of the LOI are fulfilled.

     You are not obligated to purchase the amount specified in your LOI. If, however, the amount actually purchased during the 13-month period is more or less than that indicated in your LOI, an adjustment in the sales charge will be made. If a payment to cover actual sales charges is due, it must be paid to PFD within 20 days after PFD or your dealer sends you a written request otherwise PFD will direct PSC to liquidate sufficient shares from your escrow account to cover the amount due. See the Statement of Additional Information for more information.

Class B Shares

     You may buy Class B shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge. However, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions.

     The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class B shares, the Trust will first redeem shares not subject to any CDSC, and then shares held longest during the six-year period. As a result, you will pay the lowest possible CDSC.

     The CDSC for Class B shares subject to a CDSC upon redemption will be determined as follows:



Year Since                           CDSC as a Percentage of Dollar
 Purchase                                Amount Subject to CDSC
--------------------------------   ---------------------------------
First ..........................                  4.0%
Second .........................                  4.0%
Third ..........................                  3.0%
Fourth .........................                  3.0%
Fifth ..........................                  2.0%
Sixth ..........................                  1.0%
Seventh and thereafter .........                  none


     Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the Trust in connection with the sale of Class B shares, including the payment of compensation to broker-dealers.



     Class B shares will automatically convert into Class A shares at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Pioneer mutual fund will convert into Class A shares based on the date of the initial purchase and the applicable CDSC. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of Class B shares to Class A shares is subject to the availability of a ruling from the Internal Revenue Service (the "IRS"), or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available. The conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.



Class C Shares

     You may buy Class C shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Class C shares do not convert to any other Class of Trust shares.


     For the purpose of determining the time of any purchase, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class C shares, the Trust will first redeem shares not subject to any CDSC, and then shares held for the shortest period of time during the one-year period. As a result, you will pay the lowest possible CDSC.

     Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the Trust in connection with the sale of Class C shares, including the payment of compensation to broker-dealers.


     Waiver or Reduction of Contingent Deferred Sales Charge. The CDSC on Class B shares may be waived or reduced for non-retirement accounts if: (a) the redemption results from the death of all registered owners of an account (in the case of an UGMA, an UTMA or a trust account, waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed or (b) the redemption is made in connection with limited automatic redemptions as set forth in "Systematic Withdrawal Plans" (limited in any year to 10% of the value of the account in the Trust at the time the withdrawal plan is established).

     The CDSC on Class B shares may be waived or reduced for retirement plan accounts if: (a) the redemption results from the death or a total and permanent disability (as defined in Section 72 of the Code) occurring after the purchase of the shares being redeemed of a shareholder or participant in an employer-sponsored retirement plan; (b) the distribution is to a participant in an IRA, 403(b) or employer-sponsored retirement plan, is part of a series of substantially equal payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary or as scheduled periodic payments to a participant (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established; a required minimum distribution due to the participant's attainment of age 701/2 may exceed the 10% limit only if the distribution amount is based on plan assets held in Pioneer mutual funds); (c) the distribution is from a 401(a) or 401(k) retirement plan and is a return of excess employee deferrals or employee contributions or a qualifying hardship distribution as defined by the Code or results from a termination of employment (limited with respect to a termination to 10% per year of the value of the plan's assets in the Trust as of the later of the prior December 31 or the date the account was established unless the plan's assets are being rolled over to or reinvested in the same class of shares of a Pioneer mutual fund subject to the CDSC of the shares originally held); (d) the distribution is from an IRA, 403(b) or employer-sponsored retirement plan and is to be rolled over to or reinvested in the same class of shares in a Pioneer mutual fund and which will be subject to the applicable CDSC upon redemption; (e) the distribution is in the form of a loan to a participant in a plan which permits loans (each repayment of the loan will constitute a new sale which will be subject to the applicable CDSC upon redemption); or (f) the distribution is from a qualified defined contribution plan and represents a participant's directed transfer (provided that this privilege has been pre-authorized through a prior agreement with PFD regarding participant directed transfers).

     The CDSC on Class C shares and on any Class A shares subject to a CDSC may be waived or reduced as follows: (a) for automatic redemptions as described in "Systematic Withdrawal Plans" (limited to 10% of the value of the account); (b) if the redemption results from the death or a total and permanent disability (as defined in Section 72 of the Code) occurring after the purchase of the shares being redeemed of a shareholder or participant in an employer-sponsored retirement plan; (c) if the distribution is part of a series of substantially equal payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary; or (d) if the distribution is to a participant in an employer-sponsored retirement plan and is
(i) a return of excess employee deferrals or contributions, (ii) a qualifying hardship distribution as defined by the Code, (iii) from a termination of employment, (iv) in the form of a loan to a participant in a plan which permits loans, or (v) from a qualified defined contribution plan and represents a participant's directed transfer (provided that this privilege has been preauthorized through a prior agreement with PFD regarding participant directed transfers).


     The CDSC on any shares subject to a CDSC may be waived or reduced for either non-retirement or retirement plan accounts if the redemption is made pursuant to the Trust's right to liquidate or involuntarily redeem shares in a shareholder's account. The CDSC on any shares subject to a CDSC will not be applicable if the selling broker-dealer elects, with PFD's approval, to waive receipt of the commission normally paid at the time of the sale.


     Broker-Dealers. An order for any Class of Trust shares received by a broker-dealer prior to the close of regular trading on the Exchange is confirmed at the price appropriate for that Class as determined at the close of regular trading on the Exchange on the day the order is received, provided the order is received by PFD prior to PFD's close of business (usually, 5:30 p.m. Eastern time). It is the responsibility of broker-dealers to transmit orders so that they will be received by PFD prior to its close of business. PFD or its affiliates may provide additional compensation to certain dealers or such dealers' affiliates based on certain objective criteria established from time to time by PFD. All such payments are made out of PFD's or the affiliate's own assets. These payments will not change the price an investor will pay for shares or the amount that the Trust will receive from such sale.



     General. The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of the Trust's management, such withdrawal is in the best interest of the Trust. An order to purchase shares is not binding on, and may be rejected by, PFD until it has been confirmed in writing by PFD and payment has been received.

VIII. HOW TO SELL TRUST SHARES

     You can arrange to sell (redeem) Trust shares on any day the Exchange is open by selling (redeeming) either some or all of your shares to the Trust.


     You may sell your shares either through your broker-dealer or directly to the Trust. Please note the following:

   [bullet] If you are selling shares from a retirement account other than an IRA, you must make your request in writing (except for exchanges to other Pioneer mutual funds which can be requested by phone or in writing). Call 1-800-622-0176 for more information.

   [bullet] If you are selling shares from a non-retirement account, you may use any of the methods described below.


     Your shares will be sold at the share price next calculated after your order is received in good order less any applicable CDSC. Sale proceeds generally will be sent to you by check, bank wire or electronic funds transfer, normally within seven days after your order is received in good order. The Trust reserves the right to withhold payment of the sale proceeds until checks received by the Trust in payment for the shares being sold have cleared, which may take up to 15 calendar days from the purchase date.

     In Writing. You may always sell your shares by delivering a written request, signed by all registered owners, in good order to PSC; however, you must use a written request, including a signature guarantee, to sell your shares if any of the following applies:

   [bullet] you wish to sell over $100,000 worth of shares,


   [bullet] your account registration or address has changed within the last
            30 days,

   [bullet] the check is not being mailed to the address on your account
            (address of record),

   [bullet] the check is not being made out to the account owners, or

   [bullet] the sale proceeds are being transferred to a Pioneer mutual fund account with a different registration.

     Your request should include your name, the Trust's name, your Trust account number, the Class of shares to be redeemed, the dollar amount or number of shares to be redeemed, and any other applicable requirements as described below. Unless instructed otherwise, PSC will send the proceeds of the sale to the address of record. Fiduciaries and corporations are required to submit additional documents. For more information, contact PSC at 1-800-225-6292.

     Written requests will not be processed until they are received in good order by PSC. Good order means that there are no outstanding claims or requests to hold redemptions on the account, any certificates are endorsed by the record owner(s) exactly as the shares are registered and the signature(s) are guaranteed by an eligible guarantor. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee. Signature guarantees are not accepted by facsimile ("fax"). For additional information about the necessary documentation for redemption by mail, please contact PSC at 1-800-225-6292.


     By Telephone or by Fax. Your account is automatically authorized to have the telephone redemption privilege unless you indicate otherwise on your Account Application or by writing to PSC. Proper account identification will be required for each telephone redemption. The telephone redemption option is not available to retirement plan accounts, except IRAs. A maximum of $100,000 per account per day may be redeemed by telephone or fax and the proceeds may be received by check or by bank wire or electronic funds transfer. To receive the proceeds by check: the check must be made payable exactly as the account is registered and the check must be sent to the address of record which must not have changed in the last 30 days. To receive the proceeds by bank wire or by electronic funds transfer: the proceeds must be sent to your bank address of record which must have been properly predesignated either on your Account Application or on an Account Options Form and which must not have changed in the last 30 days. To redeem by fax send your redemption request to 1-800-225-4240. You may always elect to deliver redemption instructions to PSC by mail. See "Telephone Transactions" below. Telephone and fax redemptions will be priced as described above. You are strongly urged to consult with your financial representative prior to requesting a telephone redemption.

     Selling Shares Through Your Broker-Dealer. The Trust has authorized PFD to act as its agent in the repurchase of shares of the Trust from qualified broker-dealers and reserves the right to terminate this procedure at any time. Your broker-dealer must receive your request before the close of business on the Exchange and transmit it to PFD before PFD's close of business to receive that day's redemption price. Your broker-dealer is responsible for providing all necessary documentation to PFD and may charge you for its services.


     Small Accounts. The minimum account value is $500. If you hold shares of the Trust in an account with a net asset value of less than the minimum required amount due to redemptions or exchanges, the Trust may redeem the shares held in this account at net asset value if you have not increased the net asset value of the account to at least the minimum required amount within six months of notice by the Trust to you of the Trust's intention to redeem the shares.

     CDSC on Class A Shares. Purchases of Class A shares of $1 million or more, or by participants in a Group Plan which were not subject to an initial sales charge, may be subject to a CDSC upon redemption. A CDSC is payable to PFD on these investments in the event of a share redemption within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Pioneer mutual fund will continue to be subject to the CDSC until the original 12-month period expires. However, no CDSC is payable upon redemption with respect to Class A shares purchased by 401(a) or 401(k) retirement plans with 1,000 or more eligible participants or with at least $10 million in plan assets.

     General. Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

     Redemptions and repurchases are taxable transactions to shareholders. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.


IX. HOW TO EXCHANGE TRUST SHARES

     Written Exchanges. You may exchange your shares by sending a letter of instruction to PSC. Your letter should include your name, the name of the Fund out of which you wish to exchange and the name of the Pioneer mutual fund into which you wish to exchange, your fund account number(s), the Class of shares to be exchanged and the dollar amount or number of shares to be exchanged. Written exchange requests must be signed by all record owner(s) exactly as the shares are registered.


     Telephone Exchanges. Your account is automatically authorized to have the telephone exchange privilege unless you indicate otherwise on your Account application or by writing to PSC. Proper account identification will be required for each telephone exchange. Telephone exchanges may not exceed $500,000 per account per day. Each telephone exchange request, whether by voice or by FactFoneSM, will be recorded. You are strongly urged to consult with your financial representative prior to requesting a telephone exchange. See "Telephone Transactions" below.


     Automatic Exchanges. You may automatically exchange shares from one Pioneer mutual fund account for shares of the same Class in another Pioneer mutual fund account on a monthly or quarterly basis. The accounts must have identical registrations and the originating account must have a minimum balance of $5,000. The exchange will be effective on the day of the month designated on your Account Application or Account Options Form.

     General. Exchanges must be at least $1,000. You may exchange your investment from one Class of Trust shares at net asset value, without a sales charge, for shares of the same Class of any other Pioneer mutual fund. Not all Pioneer mutual funds offer more than one Class of shares. A new Pioneer mutual fund account opened through an exchange must have a registration identical to that on the original account.

     Shares which would normally be subject to a CDSC upon redemption will not be charged the applicable CDSC at the time of an exchange. Shares acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time you have owned shares acquired by exchange will be measured from the date you acquired the original shares and will not be affected by any subsequent exchange.


     Exchange requests received by PSC before 4:00 p.m. Eastern time, will be effective on that day if the requirements below have been met, otherwise, they will be effective on the next business day. PSC will process exchanges only after receiving an exchange request in good order. There are currently no fees or sales charges imposed at the time of an exchange. An exchange of shares may be made only in states where legally permitted. For federal and (generally) state income tax purposes, an exchange is considered to be a sale of the shares of the Fund exchanged and a purchase of shares in another Pioneer mutual fund. Therefore, an exchange could result in a gain or loss on the shares sold, depending on the tax basis of these shares and the timing of the transaction, and special tax rules may apply.


     You should consider the differences in objectives and policies of the Pioneer mutual funds, as described in each fund's current prospectus, before making any exchange. For the protection of the Trust's performance and shareholders, the Trust and PFD reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Such abuses may arise from frequent trading in response to short-term market fluctuations, a pattern of trading by an individual or group that appears to be an attempt to "time the market," or any other exchange request which, in the view of management, will have a detrimental effect on the Trust's portfolio management strategy or its operations. In addition, the Trust and PFD reserve the right to charge a fee for exchanges or to modify, limit, suspend or discontinue the exchange privilege with notice to shareholders as required by law.

X. DISTRIBUTION PLANS

     The Trust has adopted a Plan of Distribution for each Class of shares (the "Class A Plan," "Class B Plan," and "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and service fees are paid.


     Pursuant to the Class A Plan, the Trust reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the Trust's Board of Trustees. As of the date of this Prospectus, the Board of Trustees has approved the following categories of expenses for Class A shares of the Trust: (i) a service fee to be paid to qualified broker-dealers in an amount not to exceed 0.25% per annum of the Trust's daily net assets attributable to Class A shares; (ii) reimbursement to PFD for its expenditures for broker-dealer commissions and employee compensation on certain sales of the Trust's Class
A shares with no initial sales charge (see "How to Buy Trust Shares"); and (iii) reimbursement to PFD for expenses incurred in providing services to Class A shareholders and supporting broker-dealers and other organizations (such as banks and trust companies) in their efforts to provide such services. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If a bank was prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate.

     Expenditures of the Trust pursuant to the Class A Plan are accrued daily and may not exceed 0.25% of the Trust's average daily net assets attributable to Class A shares. Distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the Trust in a given year. The Class A Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Trust. The Class A Plan does not provide for the carryover of reimbursable expenses beyond 12 months from the time the Trust is first invoiced for an expense. For the fiscal year ended December 31, 1997, there was an allowable carryover of distribution expenses reimbursable to PFD of $20,022 (less than 0.01% of the net assets attributable to the Class A shares of the Trust).


     Both the Class B Plan and the Class C Plan provide that the Trust will pay a distribution fee at the annual rate of 0.75% of the Trust's average daily net assets attributable to the applicable Class of shares and will pay PFD a service fee at the annual rate of 0.25% of the Trust's average daily net assets attributable to that Class of shares. The distribution fee is intended to compensate PFD for its distribution services to the Trust. The service fee is intended to be additional compensation for personal services and/or account maintenance services with respect to Class B or Class C shares. PFD also receives the proceeds of any CDSC imposed on the redemption of Class B or Class C shares.


     Commissions of 4%, equal to 3.75% of the amount invested and a first year's service fee equal to 0.25% of the amount invested in Class B shares, are paid to broker-dealers who have sales agreements with PFD. PFD may advance to dealers the first year service fee at a rate up to 0.25% of the purchase price of such shares and, as compensation therefor, PFD may retain the service fee paid by the Trust with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the 13th month following the purchase.

     Commissions of up to 1% of the amount invested in Class C shares, consisting of 0.75% of the amount invested and a first year's service fee of 0.25% of the amount invested, are paid to broker-dealers who have sales agreements with PFD. PFD may advance to dealers the first year service fee at a rate up to 0.25% of the purchase price of such shares and, as compensation therefore, PFD may retain the service fee paid by the Trust with respect to such shares for the first year after purchase. Commencing in the 13th month following the purchase of Class C shares, dealers will become eligible for additional annual distribution fees and service fees of up to 0.75% and 0.25%, respectively, of the net asset value of such shares.


     When a broker-dealer sells Class B or Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

     Dealers may from time to time be required to meet certain criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class B Plan or the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.


XI. DIVIDENDS, DISTRIBUTIONS AND TAXATION

     The Trust has elected to be treated, has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, so that it will not pay federal income tax on income and capital gains distributed to shareholders as required under the Code.

     Under the Code, the Trust will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The Trust intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

     Each business day the Trust declares a dividend consisting of substantially all of the Trust's net investment income (earned interest income less expenses). Shareholders begin earning dividends on the first business day following receipt of payment for purchased shares. Shares continue to earn dividends up to and including the date of redemption. Dividends are normally paid on the last business day of the month or shortly thereafter. Monthly distributions consist of net investment income and may also include net short-term capital gains realized by the Trust. The Trust's policy is to make distributions from net long-term capital gains, if any, in December. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the Trust to avoid federal income or excise tax. Generally, dividends from the Trust's net investment income, market discount income, and net short-term capital gains are taxable under the Code as ordinary income, and dividends from the Trust's net long-term capital gains are taxable as long-term capital gains. The Trust's distributions of long-term capital gains to individuals or other noncorporate taxpayers are subject to different maximum tax rates (which will be indicated in the annual tax information the Trust provides to shareholders), depending generally upon the sources of, and the Trust's holding periods for the assets that produce, the gains. Unless shareholders specify otherwise, all distributions will be automatically reinvested in additional full and fractional shares of the Trust. For federal income tax purposes, all dividends are taxable as described above whether a shareholder takes them in cash or reinvests them in additional shares of the Trust. Information as to the federal tax status of dividends and distributions will be provided to shareholders annually. For further information on the distribution options available to shareholders, see "Distribution Options" and "Directed Dividends" below.


     The Trust's dividends and distributions will not qualify for any dividends-received deduction available to corporate shareholders.

     Dividends and other distributions and the proceeds of redemptions, exchanges or repurchases of Trust shares paid to individuals and other non-exempt payees will be subject to 31% backup withholding of federal income tax if the Trust is not provided with the shareholder's correct taxpayer identification number and certification that the number is correct and that the shareholder is not subject to backup withholding or the Trust receives notice from the Internal Revenue Service ("IRS") or a broker that such withholding applies. Please refer to the Account Application for additional information.


     The description above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trust or estates, and who are subject to U.S. federal income tax. Non-U.S. shareholders and tax-exempt shareholders are subject to different tax treatment that is not described above. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Trust's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its shares is attributable to) certain U.S. Government obligations, provided in some states that certain concentration, designation, reporting or other requirements are satisfied. The Trust will not attempt to and may not satisfy all such requirements in all states. Shareholders should consult their own tax advisors regarding state, local and other applicable tax laws, including the effect of recent federal tax legislation, in their particular circumstances.


XII. SHAREHOLDER SERVICES


     PSC is the shareholder services and transfer agent for shares of the Trust. PSC, a Massachusetts corporation, is a wholly owned subsidiary of PGI. PSC's offices are located at 60 State Street, Boston, Massachusetts 02109, and inquiries to PSC should be mailed to Shareholder Services, Pioneering Services Corporation, P.O. Box 9014, Boston, Massachusetts 02205-9014. Brown Brothers Harriman & Co. (the "Custodian") serves as custodian of the Trust's portfolio securities and other assets. The principal business address of the mutual fund division of the Custodian is 40 Water Street, Boston, Massachusetts 02109.


Account and Confirmation Statements

     PSC maintains an account for each shareholder and all transactions of the shareholder are recorded in this account. Confirmation statements showing the details of transactions are sent to shareholders as transactions occur, except Automatic Investment Plan transactions which are confirmed quarterly. The Pioneer Combined Account Statement, mailed quarterly, is available to shareholders who have more than one Pioneer mutual fund account.

     Shareholders whose shares are held in the name of an investment broker-dealer or other party will not normally have an account with the Trust and might not be able to utilize some of the services available to shareholders of record. Examples of services which might not be available are purchases, exchanges or redemptions of shares by mail or telephone, automatic reinvestment of dividends and capital gains distributions, withdrawal plans, LOIs, rights of accumulation, and newsletters.


Additional Investments
     You may add to your account by sending a check (minimum of $50 for Class A shares and $500 for Class B and Class C shares) to PSC (account number and Class of shares should be clearly indicated). The bottom portion of a confirmation statement may be used as a remittance slip to make additional investments. Additions to your account, whether by check or through a Pioneer Investomatic Plan, are invested in full and fractional shares of the Trust at the applicable offering price in effect as of the close of regular trading on the Exchange on the day of receipt.

Automatic Investment Plans

     You may arrange for regular automatic investments of $50 or more through government/military allotments, payroll deduction or through a Pioneer Investomatic Plan. A Pioneer Investomatic Plan provides for a monthly or quarterly investment by means of a preauthorized electonic funds transfer from your bank account. Pioneer Investomatic Plan investments are voluntary, and you may discontinue your plan at any time or change your plan elections for the dollar amount, frequency or investment date by calling PSC at 1-800-225-6292, or by sending a written request to Shareholder Services, Pioneering Servicing Corporation, P.O. Box 9014, Boston, Massachusetts 02205-9014. A change to your bank information must be made in writing on an Account Options Form. You should allow up to five business days for PSC to make changes to an established plan. PSC acts as agent for the purchaser, the broker-dealer and PFD in maintaining these plans.


Financial Reports and Tax Information

     As a shareholder, you will receive financial reports at least semiannually. In January of each year, the Trust will mail you information about the tax status of dividends and distributions.

Distribution Options

     Dividends and capital gains distributions, if any, will automatically be invested in additional shares of the Trust, at the applicable net asset value per share, unless you indicate another option on the Account Application. Two other options available are (a) dividends in cash and capital gains distributions in additional shares; and (b) all dividends and capital gains distributions in cash. These two options are not available, however, for retirement plans or for an account with a net asset value of less than $500. Changes in your distribution options may be made by written request to PSC.

     If you elect to receive either dividends or dividends and capital gains in cash and a distribution check issued to you is returned by the U.S. Postal Service as not deliverable or a distribution check remains uncashed for six months or more, the amount of the check may be reinvested in your account. Such additional shares will be purchased at the then current net asset value. Furthermore, the distribution option on the account will automatically be changed to the reinvestment option until such time as you request a different option by writing to PSC.


Directed Dividends

     You may elect (in writing) to have the dividends paid by one Pioneer mutual fund account invested in a second Pioneer mutual fund account. The value of this second account must be at least $1,000 ($500 for Pioneer Fund or Pioneer II). Invested dividends may be in any amount, and there are no fees or charges for this service. Retirement plan shareholders may only direct dividends to accounts with identical registrations.


Direct Deposit

     If you have elected to take distributions, whether dividends or dividends and capital gains, in cash, or have established a Systematic Withdrawal Plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account. You may also establish this service by completing the appropriate section on the Account Application when opening a new account or the Account Options Form for an existing account.

Voluntary Tax Withholding

     You may request (in writing) that PSC withhold 28% of the dividends and capital gains distributions paid from your account (before any reinvestment) and forward the amount withheld to the IRS as a credit against your federal income taxes. This option is not available for retirement plan accounts or for accounts subject to backup withholding.


Telephone Transactions


     Your account is automatically authorized to have telephone transaction privileges unless you indicate otherwise on your Account Application or by writing to PSC. You may purchase, sell or exchange Trust shares by telephone. See "How to Buy Trust Shares," "How to Sell Trust Shares" and "How to Exchange Trust Shares" for more information. For personal assistance, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. Eastern time on weekdays. Computer-assisted transactions may be available to shareholders who have prerecorded certain bank information (see "FactFoneSM"). You are strongly urged to consult with your financial representative prior to requesting any telephone transaction.


     To confirm that each transaction instruction received by telephone is genuine, PSC will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third-party. If reasonable procedures, such as those described above, are not followed, the Trust may be liable for any loss due to unauthorized or fraudulent instructions. The Trust may implement other procedures from time to time. In all other cases, neither the Trust, PSC nor PFD will be responsible for the authenticity of instructions received by telephone, therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.


     During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the Trust by telephone to institute a redemption or exchange. You should communicate with the Trust in writing if you are unable to reach the Trust by telephone.

FactFone(SM)

     FactFone(SM) is an automated inquiry and telephone transaction system available to Pioneer shareholders by dialing 1-800-225-4321. FactFone(SM) allows you to obtain current information on your Pioneer mutual fund accounts and to inquire about the prices and yields of all publicly available Pioneer mutual funds. In addition, you may use FactFone(SM) to make computer-assisted telephone purchases, exchanges and redemptions from your Pioneer mutual fund accounts if you have activated your PIN. Telephone purchases and redemptions require the establishment of a bank account of record. You are strongly urged to consult with your financial representative prior to requesting any telephone transaction. Shareholders whose accounts are registered in the name of a broker-dealer or other third party may not be able to use FactFone(SM). See "How to Buy Trust Shares," "How to Exchange Trust Shares," "How to Sell Trust Shares" and "Telephone Transactions." Call PSC for assistance.


Retirement Plans

     You should contact the Retirement Plans Department of PSC at 1-800-622-0176 for information relating to tax-deferred retirement plans for individuals, businesses and tax-exempt organizations, all of which are available in conjunction with investments in the Trust. The Account Application enclosed with this Prospectus should not be used to establish any of these plans. Separate applications are required.


Telecommunications for the Deaf (TDD)


     If you have a hearing disability and access to TDD keyboard equipment, you can call our TDD number toll-free at 1-800-225-1997, weekdays from 8:30 a.m. to 5:30 p.m. Eastern time to contact our telephone representatives with questions about your account.



Systematic Withdrawal Plans

     If your account has a total value of at least $10,000 you may establish a Systematic Withdrawal Plan ("SWP") providing for fixed payments at regular intervals. Withdrawals from Class B and Class C share accounts are limited to 10% of the value of the account at the time the SWP is implemented. See "Waiver or Reduction of Contingent Deferred Sales Charge" for more information. Periodic payments of $50 or more will be sent to you, or any person designated by you, monthly or quarterly and your periodic redemptions may be taxable to you. Payments can be made either by check or electronic transfer to a bank account designated by you. If you direct that withdrawal payments be made to another person after you have opened your account, a signature guarantee must accompany your instructions. Purchases of Class A shares of the Trust at a time when you have a SWP in effect may result in the payment of unnecessary sales charges and may, therefore, be disadvantageous.

     You may obtain additional information by calling PSC at 1-800-225-6292 or by referring to the Statement of Additional Information.

Reinstatement Privilege (Class A Shares Only)
     If you redeem all or part of your Class A shares of the Trust, you may reinvest all or part of the redemption proceeds without a sales charge in Class A shares of the Trust if you send a written request to PSC not more than 90 days after your shares were redeemed. Your redemption proceeds will be reinvested at the next determined net asset value of the Class A shares of the Trust in effect immediately after receipt of the written request for reinstatement. You may realize a gain or loss for federal income tax purposes as a result of the redemption, and special tax rules may apply if a reinstatement occurs. Subject to the provisions outlined under "How to Exchange Trust Shares" above, you may also reinvest in Class A shares of other Pioneer mutual funds; in this case, you must meet the minimum investment requirement for each fund you enter.

     The 90-day reinstatement period may be extended by PFD for periods of up to one year for shareholders living in areas that have experienced a natural disaster, such as a flood, hurricane, tornado or earthquake.

                   ----------------------------------------

     The options and services available to shareholders, including the terms of the Exchange Privilege and the Pioneer Investomatic Plan, may be revised, suspended or terminated at any time by PFD or by the Trust. You may establish the services described in this section when you open your account. You may also establish or revise many of them on an existing account by completing an Account Options Form, which you may request by calling 1-800-225-6292.

XIII. THE TRUST


     The Trust is a diversified, open-end management investment company (commonly referred to as a mutual fund) organized as a Massachusetts business trust on March 17, 1988. Prior to July 1, 1994 the Trust was named Pioneer U.S. Government Trust. The Trust has authorized an unlimited number of shares of beneficial interest. As an open-end management investment company, the Trust usually continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the then current net asset value per share less any applicable sales charge. See "How to Sell Trust Shares." The Trust is not required, and does not intend, to hold annual shareholder meetings, although special meetings may be called for the purposes of electing or removing Trustees, changing fundamental investment restrictions or approving a management or subadvisory contract.



     The Trustees have the authority, without further shareholder approval, to classify and reclassify the shares of the Trust, or any additional series of the Trust, into one or more classes. As of the date of this Prospectus, the Trustees have authorized the issuance of three classes of shares, designated Class A, Class B and Class C. The shares of each class represent an interest in the same portfolio of investments of the Trust. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class A, Class B and Class C shareholders have exclusive voting rights with respect to the Rule 12b-1 distribution plans adopted by holders of those shares in connection with the distribution of shares. The Trust reserves the right to create and issue additional series of shares.

     When issued and paid for in accordance with the terms of the Prospectus and Statement of Additional Information, shares of the Trust are fully-paid and non-assessable by the Trust. Shares will remain on deposit with the Trust's transfer agent and certificates will not normally be issued. The Trust reserves the right to charge a fee for the issuance of Class A share certificates; certificates will not be issued for Class B or Class C shares.

XIV. INVESTMENT RESULTS


     The Trust may from time to time include yield information in advertisements or in information furnished generally to existing or prospective shareholders. Yield information is computed in accordance with the SEC's standardized yield formula. The calculation for all Classes is computed by dividing the net investment income per share of a Class during a base period of 30 days, or one month, by the maximum offering price per share of the applicable Class of the Trust on the last day of such base period. The resulting "30-day yield" is then annualized as described below. (Net investment income per share of a Class is determined by dividing the Trust's net investment income attributable to a Class during the base period by the average number of shares of that Class of the Trust.) The 30-day yield is then "annualized" by a computation that assumes that the net investment income per share of a Class is earned and reinvested for a six-month period at the same rate as during the 30-day base period and that the resulting six-month income will be generated over an additional six months.


     The average annual total return (for a designated period of time) on an investment in the Trust may also be included in advertisements, and furnished to existing or prospective shareholders. The average annual total return for each Class is computed in accordance with the SEC's standardized formula. The calculation for all Classes assumes the reinvestment of all dividends and distributions at net asset value. In addition, for Class A shares the calculation assumes the deduction of the maximum sales charge of 4.50%; for Class B and Class C shares the calculation reflects the deduction of any applicable CDSC. The periods illustrated would normally include one, five and ten years (or since the commencement of the public offering of the shares of a Class, if shorter) through the most recent calendar quarter.


     Yield and average annual total return quotations of the Trust do not reflect the impact of federal or state income taxes.


     One or more additional measures and assumptions, including but not limited to historical total returns; distribution returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data may also be used. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.


     Other investments or savings vehicles and/or unmanaged market indices, indicators of economic activity or averages of mutual funds results may be cited or compared with the investment results of the Trust. The Trust may also include securities industry or comparative performance information generally and in advertising or materials marketing the Trust's shares. Such performance information may include rankings or listings by magazines, newspapers, or independent statistical or ratings services, such as Lipper Analytical Services, Inc. or Ibbotson Associates.


     The Trust's investment results will vary from time to time depending on market conditions, the composition of the Trust's portfolio and operating expenses of the Trust. All quoted investment results are historical and should not be considered representative of what an investment in the Trust may earn in any future period. For further information about the calculation methods and uses of the Trust's investment results, see the Statement of Additional Information.

                                     Notes

                      THE PIONEER FAMILY OF MUTUAL FUNDS



                      Growth Funds
                      Global/International

                          Pioneer Emerging Markets Fund
                          Pioneer Europe Fund
                          Pioneer Gold Shares
                          Pioneer India Fund
                          Pioneer International Growth Fund
                          Pioneer World Equity Fund


                      United States

                          Pioneer Capital Growth Fund
                          Pioneer Growth Shares
                          Pioneer Micro-Cap Fund
                          Pioneer Mid-Cap Fund
                          Pioneer Small Company Fund


                     Growth and Income Funds

                          Pioneer Balanced Fund
                          Pioneer Equity-Income Fund
                          Pioneer Fund
                          Pioneer Real Estate Shares
                          Pioneer II


                      Income Funds
                      Taxable

                          Pioneer America Income Trust
                          Pioneer Bond Fund
                          Pioneer Short-Term Income Trust


                      Tax-Exempt*

                          Pioneer Intermediate Tax-Free Fund
                          Pioneer Tax-Free Income Fund


                      Money Market Fund

                          Pioneer Cash Reserves Fund


                          *Not suitable for retirement accounts

[Pioneer Logo]

Pioneer America
Income Trust
60 State Street
Boston, Massachusetts 02109

OFFICERS
JOHN F. COGAN, JR., Chairman and President
DAVID D. TRIPPLE, Executive Vice President
SHERMAN B. RUSS, Vice President
WILLIAM H. KEOUGH, Treasurer
JOSEPH P. BARRI, Secretary


INVESTMENT ADVISER
PIONEERING MANAGEMENT CORPORATION


CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.


INDEPENDENT PUBLIC ACCOUNTANTS
ARTHUR ANDERSEN LLP


LEGAL COUNSEL
HALE AND DORR LLP

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.


SHAREHOLDER SERVICES AND TRANSFER AGENT
PIONEERING SERVICES CORPORATION
60 State Street
Boston, Massachusetts 02109
Telephone: 1-800-225-6292


SERVICE INFORMATION
If you would like information on the following, please call:
Existing and new accounts, prospectuses,
 applications and service forms
 and telephone transactions .................................... 1-800-225-6292
FactFone(SM)
 Automated fund yields and prices and account
 information ................................................... 1-800-225-4321
Retirement plans ............................................... 1-800-622-0176
Toll-free fax .................................................. 1-800-225-4240
Telecommunications Device for the Deaf (TDD) ................... 1-800-225-1997
Visit our website ........................................ www.pioneerfunds.com


0498-5181
(C)Pioneer Funds Distributor, Inc.

                          PIONEER AMERICA INCOME TRUST
                                 60 State Street
                           Boston, Massachusetts 02109

                       STATEMENT OF ADDITIONAL INFORMATION
                       Class A, Class B and Class C Shares


                                 April 30, 1998


This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Prospectus dated April 30 1998 (the "Prospectus") of Pioneer America Income Trust (the "Trust")as amended and/or supplemented from time to time. A copy of the Prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Trust at 60 State Street, Boston, Massachusetts 02109. The most recent Annual Report to Shareholders is attached to this Statement of Additional Information and is hereby incorporated into this Statement of Additional Information by reference.


                                TABLE OF CONTENTS

                                                     Page


1.  Investment Policies and Restrictions..........    2
2.  Management of the Trust.......................    5
3.  Investment Adviser............................   10
4.  Principal Underwriter ........................   10
5.  Underwriting Agreement and Distribution Plans.   11
6.  Shareholder Servicing/Transfer Agent..........   13
7.  Custodian.....................................   13
8.  Independent Public Accountants................   14
9.  Portfolio Transactions........................   14
10. Tax Status....................................   15
11. Description of Shares.........................   18
12. Certain Liabilities...........................   18
13. Letter of Intent..............................   18
14. Systematic Withdrawal Plan....................   19
15. Determination of Net Asset Value..............   20
16. Investment Results............................   20
17. Financial Statements..........................   23
Appendix A - Description of Corporate Bond Ratings   24
Appendix B - Performance Statistics...............   30
Appendix C - Other Pioneer Information............   40

                            -------------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
         IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF
               PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

1........INVESTMENT POLICIES AND RESTRICTIONS


     .........The  Prospectus  identifies the investment objective and principal investment policies of the Trust. Other investment policies and a further description of some of the policies described in the Prospectus appear below. Capitalized terms not otherwise defined herein have the meaning given to them in the Prospectus.
     .........The following policies and restrictions supplement those discussed in the Prospectus. Whenever an investment policy or restriction states a maximum percentage of the Trust's assets that may be invested in any security or presents a policy regarding quality standards, this standard or other restrictions shall be determined immediately after and as a result of the Trust's investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Trust's investment objective and policies.

Additional Information Regarding GNMA Certificates.


     .........As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict with certainty the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. The actual life of a particular issue of GNMA ertificates will depend on the coupon  rate  of the  underlying  mortgages,  with  higher
interest  rate mortgages being more prone to prepayment or refinancing.
 .........The  coupon  rate of interest  of GNMA  Certificates  is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates, but only by the amount of the fees paid to GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 6/100 of 1% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 44/100 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to GNMA Certificate holders.

     .........The  coupon rate by itself,  however,  does not indicate the yield that will be earned on GNMA Certificates for the reasons given in the section "Investment Objective and Policies" in the Prospectus. In quoting yields for GNMA Certificates, the customary practice is to assume that the GNMA Certificates will have a 12-year life. Compared on this basis, GNMA Certificates have historically yielded roughly 25/100 of 1% more than high grade corporate bonds and 50/100 of 1% more than U.S. Government and U.S. Government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a 12-year life.

     .........Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market interest rates, the GNMA Certificate's coupon rate and the prepayment experience of the pools of mortgages backing each GNMA Certificate.



Investment Restrictions

Fundamental Investment Restrictions. The Trust has adopted certain investment restrictions which may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Trust. The Trust may not:

     .........(1) invest its assets,  except in U.S.  Government  Securities (as defined in the Prospectus) and in when-issued commitments and repurchase agreements with respect to these securities;
     .........(2) borrow money, except from banks to meet redemptions in amounts not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (including the amount borrowed). The Trust does not intend to borrow money during the coming year, and will do so only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Trust will not purchase securities while any borrowings are outstanding;

     .........(3) purchase securities on margin;
     .........(4) make loans to any person, except by (a) the purchase of a debt obligation in which the Trust is permitted to invest and (b) engaging in repurchase agreements;

     .........(5)  act as an  underwriter,  except  as it may be deemed to be an underwriter in a sale of restricted securities; or

     .........(6) issue senior  securities,  except as permitted by restrictions nos. 2 and 4 above, and, for purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Trust's investment policies.

     .........In  order to  register  its shares in certain  jurisdictions,  the
Trust has agreed to adopt certain additional investment restrictions which are not fundamental and may be changed by a vote of the Trust's Board of Trustees and without shareholder approval or notification. Pursuant to these additional restrictions, the Trust may not:

 .........     (a)      make short sales of securities;

 .........


     .........(b)  invest in any security,  including any  repurchase  agreement maturing in more than seven days, which is illiquid, if more than 15% of the net assets of the Trust, taken at market value, would be invested in such securities;
     .........(c) pledge, mortgage or hypothecate its portfolio securities if at the time of such action the value of the securities so pledged, mortgaged or hypothecated would exceed 10% of the value of the Trust;
 .........

 .........


 .........(d)  purchase or sell real estate except that the Trust may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are
secured  by  real  estate  or  interests   therein,   (iv)   purchase  and  sell
mortgage-related securities and (v) hold and sell real estate acquired by the Trust as a result of the ownership or securities.

         In order to qualify as a permissible investment for Federal credit unions, the Trust has agreed to adopt the following additional investment restrictions which are not fundamental and may be changed by a vote of the Trust's Board of Trustees and without shareholder approval or notification:

         (a) The Trust may contract for the purchase or sale of a security as long as the delivery of the security is by regular-way settlement. Regular-way settlement means delivery of a security from a seller to a buyer within the time frame that the securities industry has established for that type of security.

         (b) The Trust may invest in a variable rate investment, as long as the index is tied to domestic interest rates and not, for example, to foreign currencies, foreign interest rates, or domestic or foreign commodity prices, equity prices, or inflation rates. For these purposes, the U.S. dollar-denominated London Interbank Offered Rate (LIBOR) is a domestic interest rate.

         (c) The Trust may not invest in shares or deposits in a corporate credit union.

         (d) The Trust may not invest in a registered investment company or collective investment fund.

         (e) (1) The Trust may invest in a fixed or variable rate CMO/REMIC only if the security meets all of the following tests:

                                    (i) Average Life Test.  The CMO/REMIC's
                                        estimated average life is 10 years or
                                        less;

                               (ii) Average Life Sensitivity Test. The CMO/REMIC's estimated average life extends by four years or less, assuming an immediate and sustained parallel shift in interest rates of up to and including plus 300 basis points, and shortens by six years or less, assuming an immediate and sustained parallel shift in interest rates of up to and including minus 300 basis points; and

                               (iii) Price Sensitivity Test. The CMO/REMIC's estimated price change is 17 percent or less, as a result of an immediate and sustained parallel shift in interest rates of up to and including plus and minus 300 basis points.

                  (2) The Trust must retest CMOs/REMICs at least quarterly, more frequently if market or business conditions dictate.

                  (3) If the Trust  uses  individual  prepayment  estimates  for testing, the Trust must obtain estimates from all of the prepayment sources listed in its investment policy. When the Trust purchases a CMO/REMIC, the security must pass the tests for each estimate. When the Trust retests the CMO/REMIC, the security must pass the tests for a majority of the estimates.

                  (4) If the Trust uses a median prepayment estimate, the median estimate at the time of purchase of a CMO/REMIC must be based on at least five prepayment sources. When the Trust retests the CMO/REMIC, the median estimate must be based on at least two prepayment sources.

         (f) The Trust may not invest in municipal securities.

         (g) The Trust may not invest in any of the following instruments:

                  (1)      Yankee dollar deposits;
                  (2)      Eurodollar deposits;
                  (3)      Banker's acceptances;
                  (4)      Deposit notes; and
                  (5)      Bank notes.

         (h) The Trust may enter into a repurchase transaction as long as:

                      (1) The repurchase securities are of the type described in the Prospectus for investment by the Trust;

                      (2) The Trust receives a daily assessment of the market value of the repurchase securities, including accrued interest, and maintains adequate margin that reflects a risk assessment of the repurchase securities and the terms of the transaction; and

                      (3) The Trust has entered into signed contracts with all approved counterparties.

         (i) The Trust may not enter into reverse repurchase and collateralized borrowing transactions.

         (j) The Trust may not lend portfolio securities.

         (k) (1) The Trust may trade securities, including engaging in when-issued trading and pair-off transactions, as long as the Trust's investment adviser can show that it has sufficient resources, knowledge, systems, and procedures to handle the risks.

                  (2) The Trust must record any  security it  purchases or sells for trading purposes at fair value on the trade date. The trade date is the date the Trust commits, orally or in writing, to purchase or sell a security.

                  (3) At  least  monthly,  the  Trust  must  give  its  Board of
                Trustees or the investment adviser's investment-related committee a written report listing all purchase and sale transactions of trading securities and the resulting gain or loss on an individual basis.

         (l) The Trust may not purchase or sell financial derivatives, such as futures, options, interest rate swaps, or forward rate agreements.

         (m) The Trust may not engage in adjusted trading or short sales. Adjusted trading means any method or transaction used to defer a loss whereby the Trust sells a security to a counterparty at a price above its then-current market price and simultaneously purchases or commits to purchase from the counterparty another security at a price above its then-current price.

         (n) The Trust may not  purchase  stripped  mortgage-backed  securities,
residual  interests  in  CMOs/REMICs,   mortgage  servicing  rights,  commercial
mortgage related securities, or small business related securities.

         (o) The Trust may not purchase a zero coupon investment with a maturity date that is more than 10 years from the settlement date.




2.       MANAGEMENT OF THE TRUST
         The Trust's Board of Trustees provides broad supervision over the affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trustees and executive officers of the Trust are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the Trust within the meaning of the 1940 Act.


     JOHN F. COGAN,  JR.*,  Chairman of the Board,  President and Trustee,  DOB:
June 1926 President, Chief Executive Officer and a Director of The Pioneer Group, Inc. ("PGI"); Chairman and a Director of Pioneering Management Corporation ("PMC") and Pioneer Funds Distributor, Inc. ("PFD"); Director of Pioneering Services Corporation ("PSC"), Pioneer Capital Corporation ("PCC"), Pioneer Real Estate Advisors, Inc., Pioneer Forest, Inc., Pioneer Explorer, Inc., Pioneer Management (Ireland) Ltd. ("PMIL") and Closed Joint Stock Company "Forest-Starma"; President and Director of Pioneer Metals and Technology, Inc. ("PMT"), Pioneer International Corp. ("PIntl"), Pioneer First Russia, Inc. ("First Russia") and Pioneer Omega, Inc. ("Omega"); Chairman of the Board and Director of Pioneer Goldfields Limited ("PGL") and Teberebie Goldfields Limited; Chairman of the Supervisory Board of Pioneer Fonds Marketing, GmbH, Pioneer First Polish Investment Fund Joint Stock Company, S.A. and Pioneer Czech Investment Company, A.S.; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central & Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Partner, Hale and Dorr LLP (counsel to PGI and the Trust).

MARY K. BUSH, Trustee,  DOB:  April 1948
4201 Cathedral Avenue, NW, Washington, DC  20016
President, Bush & Co., an international financial advisory firm; Director and Trustee of Mortgage Guaranty Insurance Corporation, Novecon Management Company, Hoover Institution, Folger Shakespeare Library, March of Dimes, Project 2000, Inc. (not-for-profit educational organization), Small Enterprise Assistance Fund and Wilberforce University; Advisory Board Member, Washington Mutual Investors Fund, a registered investment company; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

RICHARD H. EGDAHL, M.D., Trustee, DOB:  December 1926
Boston University Health Policy Institute, 53 Bay State Road, Boston, MA 02115 Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute and Boston University Program for Health Care Entrepreneurship; Director, CORE (management of workers' compensation and disability costs - NASDAQ); Director, WellSpace (provider of complementary health care); Trustee, Boston Medical Center; Honorary Trustee, Franciscan Children's Hospital; and Trustee of all of the Pioneer mutual funds.

MARGARET B.W. GRAHAM, Trustee, DOB:  May 1947
The Keep, P.O. Box 110, Little Deer Isle, ME  04650
Founding Director, The Winthrop Group, Inc. (consulting firm); Manager of Research Operations, Xerox Palo Alto Research Center, from 1991 to 1994; Professor of Operations Management and Management of Technology and Associate Dean, Boston University School of Management, from 1989 to 1993; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

JOHN W. KENDRICK, Trustee, DOB:  July 1917
6363 Waterway Drive, Falls Church, VA  22044
Professor Emeritus, George Washington University; Director, American Productivity and Quality Center; Adjunct Scholar, American Enterprise Institute; Economic Consultant; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

MARGUERITE A. PIRET, Trustee, DOB: May 1948 One Boston Place, Suite 2635, Boston, MA 02108 President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, Trustee and Executive Vice President, DOB: February 1944 Executive Vice President and a Director of PGI; President, Chief Investment Officer and a Director of PMC; Director of PFD, PCC, PIntl, First Russia, Omega, Pioneer SBIC Corporation ("Pioneer SBIC"), PMIL, Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central & Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, Trustee, DOB:  September 1928
125 Broad Street, New York, NY  10004
Of Counsel to Sullivan & Cromwell (law firm); Trustee, The Winthrop Focus Funds (mutual funds); and Trustee of all of the Pioneer mutual funds.

JOHN WINTHROP,  Trustee, DOB: June 1936 One North Adgers Wharf, Charleston,
SC 29401 President, John Winthrop & Co., Inc. (private investment firm); Director of NUI Corp. (energy sales, services and distribution); and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

WILLIAM H. KEOUGH, Treasurer, DOB:  April 1937
Senior Vice President, Chief Financial Officer and Treasurer of PGI; Treasurer of PFD, PMC, PSC, PCC, PIntl, PMT, PGL, First Russia, Omega and Pioneer SBIC; and Treasurer of all of the Pioneer mutual funds.

JOSEPH P. BARRI, Secretary, DOB:  August 1946
Corporate Secretary of PGI and most of its subsidiaries; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.

ERIC W. RECKARD, Assistant Treasurer, DOB:  June 1956
Manager of Business Planning and Internal Audit of PMC since September 1998; Manager of Fund Accounting of PMC since May 1994; Manager of Auditing,
Compliance and Business Analysis for PGI prior to May 1994; and Assistant Treasurer of all of the Pioneer mutual funds.

ROBERT P. NAULT, Assistant Secretary, DOB:  March 1964
General Counsel and Assistant Secretary of PGI since 1995; Assistant Secretary of PMC, PIntl, PGL, First Russia, Omega and all of the Pioneer mutual funds; Assistant Clerk of PFD and PSC; and junior partner of Hale and Dorr LLP prior to 1995.



SHERMAN B. RUSS,  Vice President, DOB:   July 1937

       Senior Vice President of PMC; Vice President of Pioneer Bond Fund, Pioneer Money Market Trust, and Pioneer Interest Shares.


         The Trust's Amended and Restated Declaration of Trust (the "Declaration of Trust") provides that the holders of two-thirds of its outstanding shares may vote to remove a Trustee of the Trust at any meeting of shareholders. See "Description of Shares" below. The business address of all officers is 60 State Street, Boston, Massachusetts 02109.

All of the outstanding capital stock of PFD, PMC and PSC is owned, directly or indirectly, by PGI, a publicly owned Delaware corporation. PMC, the Trust's investment adviser, serves as the investment adviser for the Pioneer mutual funds listed below and manages the investments of certain institutional accounts.

     The table below lists all the Pioneer U. S. mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.
                                          Investment           Principal
Fund Name                                   Adviser           Underwriter


Pioneer International Growth Fund             PMC                 PFD
Pioneer Europe Fund                           PMC                 PFD
Pioneer World Equity Fund                     PMC                 PFD
Pioneer Emerging Markets Fund                 PMC                 PFD
Pioneer India Fund                            PMC                 PFD
Pioneer Capital Growth Fund                   PMC                 PFD
Pioneer Mid-Cap Fund                          PMC                 PFD
Pioneer Growth Shares                         PMC                 PFD
Pioneer Small Company Fund                    PMC                 PFD
Pioneer Independence Fund                     PMC               Note 1
Pioneer Micro-Cap Fund                        PMC                 PFD
Pioneer Gold Shares                           PMC                 PFD
Pioneer Equity-Income Fund                    PMC                 PFD
Pioneer Balanced Fund                         PMC                 PFD
Pioneer Fund                                  PMC                 PFD
Pioneer II                                    PMC                 PFD
Pioneer Real Estate Shares                    PMC                 PFD
Pioneer Short-Term Income Trust               PMC                 PFD
Pioneer America Income Trust                  PMC                 PFD
Pioneer Bond Fund                             PMC                 PFD
Pioneer Intermediate Tax-Free Fund            PMC                 PFD
Pioneer Tax-Free Income Fund                  PMC                 PFD
Pioneer Cash Reserves Fund                    PMC                 PFD
Pioneer Interest Shares                       PMC               Note 2
Pioneer Variable Contracts Trust              PMC               Note 3

Note 1 This fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by PFD.

Note 2 This fund is a closed-end fund.

Note 3 This is a series of ten separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.

         To the knowledge of the Trust, no officer or Trustee of the Trust owned 5% or more of the issued and outstanding shares of PGI as of March 31, 1998, except Mr. Cogan who then owned approximately 14% of such shares.

           As of March 31, 1998, the Trustees and Officers of the Trust owned beneficially in the aggregate less than 1% of the outstanding shares of the Trust. As of such date SEA TOI Fisheries Inc. Capital Construction Fund, RR 2 Box 482-M, Warrenton, OR 97146-9710 owned approximately 7.86% (26,114.682) and Smith Barney Inc., 388 Greenwich Street, New York, NY 10013-2375 owned 5.06% (16,814.683) of the outstanding Class C shares of the Trust. Compensation of Officers and Trustees

         The Trust pays no salaries or compensation to any of its officers. The Trust pays an annual trustees' fee to each Trustee who is not affiliated with PMC, PGI, PFD or PSC consisting of two components: (a) a base fee of $500 and
(b) a variable fee, calculated on the basis of the average net assets of the Trust. In addition, the Trust pays a per meeting fee of $100 to each Trustee who is not affiliated with PMC, PGI, PFD or PSC. The Trust also pays an annual committee participation fee to trustees who serve as members of committees established to act on behalf of one or more of the Pioneer mutual funds. Committee fees are allocated to the Trust on the basis of the Trust's average net assets. Each Trustee who is a member of the Audit Committee for the Pioneer mutual funds receives an annual fee equal to 10% of the aggregate annual trustees' fee, except the Committee Chairperson who receives an annual trustee's fee equal to 20% of the aggregate annual trustee's fee. Members of the Pricing Committee for the Pioneer mutual funds, as well as any other committee which renders material functional services to the Board of Trustees for the Pioneer mutual funds, receive an annual fee equal to 5% of the annual trustees' fee, except the Committee Chairperson who receives an annual trustees' fee equal to 10% of the annual trustees' fee. Each Trustee who is not affiliated with PMC, PGI, PFD or PSC also receives $375 per meeting for attendance at meetings of the Non-Interested Trustees Committee, except for the Committee Chairperson who will receive an additional $375 per meeting. Any such fees paid to affiliates or interested persons of PMC, PGI, PFD or PSC are reimbursed to the Trust under its management contract.

         The following table provides information regarding the compensation paid by the Trust and other Pioneer mutual funds to the Trustees for their services.


                                                                                Total Compensation
                                                              Pension or        from the Trust and
                                                          Retirement Benefits    all other Pioneer
                                        Aggregate         Accrued as Part of      Mutual Funds**
                                    Compensation from    the Trust's Expenses
                                        the Trust*



John F. Cogan, Jr.                     $    500.00               $0               $12,000.00

Mary K. Bush+                               937.00               0                30,000.00

Richard H. Egdahl,M.D.                    1,903.00               0                62,000.00

Margaret B.W. Graham                      1,903.00               0                60,000.00

John W. Kendrick                          1,765.00               0                55,800.00

Marguerite A. Piret                       2,227.00               0                80,000.00

David D. Tripple                            500.00               0                12,000.00

Stephen K. West                           1,905.00               0                63,800.00

John Winthrop                             2,144.00               0                69,000.00
                                                                                  ---------


                       Total             13,784.00               0                 $444,600.00
                                         =========                                 ===========



-----------------------------

*        As of December 31, 1997, the Trust's fiscal year end.
**       For the calendar year ended December 31, 1997.
+        Mary K. Bush became a Trustee on June 23, 1997.



3.  INVESTMENT ADVISER


         The Trust has contracted with PMC, 60 State Street, Boston, Massachusetts 02109, to act as its investment adviser. The term of the contract is one year, but it is renewable annually after such date by the vote of a majority of the Board of Trustees of the Trust (including a majority of the Trustees who are not parties to the contract or interested persons of any such parties). The vote must be cast in person at a meeting called for the purpose of voting on such renewal. This contract terminates if assigned and may be terminated without penalty by either party by vote of its Board of Directors or Trustees or a majority of its outstanding voting securities and the giving of sixty days' written notice. The management contract was approved by the shareholders of the Trust at a meeting of shareholders held on December 6, 1993. As compensation for its management services and expenses incurred, PMC is entitled to a management fee at the rate of 0.50% per annum of the Trust's average daily net assets. The fee is normally computed and accrued daily and paid monthly.


         PMC has agreed not to impose a portion of its management fee as required to limit the Class A shares expenses to 1.00% of the average daily net assets attributable to Class A shares; the portion of Trust-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. See "Expense Information" and "Management of the Trust" in the Prospectus. This agreement is voluntary and temporary and may be revised or terminated at any time by PMC.


 . Pursuant to the expense limitation discussed above, during the fiscal years ended December 31, 1997, 1996 and 1995, the Trust's management fees were reduced by $190,847, $264,316 and $331,265, respectively, resulting in actual management
fees  paid   during   these   periods   to  PMC  of   $556,816,   $543,776   and
$489,986,respectively. See the Notes to the Financial Statements in the December 31, 1997Annual Report (incorporated herein by reference) for more information.




4.       PRINCIPAL UNDERWRITER


         PFD, 60 State Street, Boston, Massachusetts 02109, serves as the principal underwriter for the Trust in connection with the continuous offering of its shares. During the Trust's fiscal years ended December 31, 1997, 1996 and 1995 net underwriting commissions retained by PFD in connection with the offering of Trust shares were $19,509, $34,997 and $44,343, respectively. Commissions reallowed to dealers by PFD in those periods were $133,597, $246,139 and $636,642, respectively.


                  The Trust will not generally issue Trust shares for consideration other than cash. At the Trust's sole discretion, however, it may issue Trust shares for consideration other than cash in connection with a reorganization, statutory merger or other acquisition of portfolio securities.






5.       UNDERWRITING AGREEMENT AND DISTRIBUTION PLANS

         The Trust has entered into an underwriting agreement, dated July 10, 1990, with PFD. The Trustees who are not, and were not at the time they voted, interested persons of the Trust, as defined in the 1940 Act, approved the underwriting agreement. The underwriting agreement will continue in effect from year to year if annually approved by the Trustees. The underwriting agreement provides that PFD will bear all expenses it incurs in providing services under the underwriting agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution related services. PFD also pays certain expenses in connection with the distribution of the Trust's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The Trust bears the cost of registering its shares under federal and state securities law. The Trust and PFD have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the Underwriting Agreement, PFD will use its best efforts in rendering services to the Trust.

         The Trust has adopted plans of distribution pursuant to Rule 12b-1 promulgated by the Securities and Exchange Commission ("SEC") under the 1940 Act with respect to Class A, Class B and Class C shares (the "Class A Plan," the "Class B Plan" and the "Class C Plan") (together, the "Plans").

Class A Plan

         Pursuant to the Class A Plan, the Trust reimburses PFD for its expenditures in financing certain activities primarily intended to result in the sale of the Class A shares. Certain categories of such expenditures have been approved by the Board of Trustees and are set forth in the Prospectus. See "Distribution Plans" in the Prospectus. The expenses of the Trust pursuant to the Class A Plan are accrued daily at a rate which may not exceed the annual rate of 0.25% of the Trust's average daily net assets attributable to Class A shares. The Class A Plan became effective on October 15, 1990. The Class A Plan does not provide for the carryover of reimbursable expenses beyond twelve months from the time they are incurred.

Class B Plan

         The Class B Plan provides that the Trust shall pay PFD, as the Trust's distributor for its Class B shares, a daily distribution fee equal on an annual basis to 0.75% of the Trust's average daily net assets attributable to Class B shares and will pay PFD a service fee equal to 0.25% of the Trust's average daily net assets attributable to Class B shares (which PFD will in turn pay to securities dealers which enter into a sales agreement with PFD at a rate of up to 0.25% of the Trust's average daily net assets attributable to Class B shares owned by investors for whom that securities dealer is the holder or dealer of record). This service fee is intended to be consideration for personal services and/or account maintenance services rendered by the dealer with respect to Class B shares. PFD will advance to dealers the first year's service fee at a rate equal to 0.25% of the amount invested. As compensation therefor, PFD may retain the service fee paid by the Trust with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.


   The purpose of distribution payments to PFD under the Class B Plan is to compensate PFD for its distribution services with respect to Class B shares of the Trust. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services or personnel, travel, office expenses and equipment. The Class B Plan also provides that PFD will receive all CDSCs attributable to Class B shares. (See "Distribution Plans" in the Prospectus.) When a broker-dealer sells Class B shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.



Class C Plan

         The Class C Plan provides that the Trust will pay PFD, as the Trust's distributor for its Class C shares, a distribution fee accrued daily and paid quarterly, equal on an annual basis to 0.75% of the Trust's average daily net assets attributable to Class C shares and will pay PFD a service fee equal to 0.25% of the Trust's average daily net assets attributable to Class C shares. PFD will in turn pay to securities dealers which enter into a sales agreement with PFD a distribution fee and a service fee at rates of up to 0.75% and 0.25%, respectively, of the Trust's average daily net assets attributable to Class C shares owned by investors for whom that securities dealer is the holder or dealer of record. The service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class C shares. PFD will advance to dealers the first year's service fee at a rate equal to 0.25% of the current value of the amount invested. As compensation therefor, PFD may retain the service fee paid by the Trust with respect to such shares for the first year after purchase. Commencing in the thirteenth month following a purchase of Class C shares, dealers will become eligible for additional service fees at a rate of up to 0.25% of the amount invested and additional compensation at a rate of up to 0.75% of the net asset value of such shares. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

         The purpose of distribution payments to PFD under the Class C Plan is to compensate PFD for its distribution services with respect to the Class C shares of the Trust. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel office expenses and equipment. The Class C Plan also provides that PFD will receive all CDSCs attributable to Class C shares. (See "Distributions Plans" in the Prospectus.) When a broker-dealer sells Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

General

         In accordance with the terms of the Plans, PFD provides to the Trust for review by the Trustees a quarterly written report of the amounts expended under the respective Plan and the purposes for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of reimbursement or compensation the Plans provide.

         No interested person of the Trust, nor any Trustee of the Trust who is not an interested person of the Trust, has any direct or indirect financial interest in the operation of the Plans except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the Trust and except to the extent certain officers may have an interest in PFD's ultimate parent, PGI.


         The Plans were adopted by a majority vote of the Board of Trustees, including all of the Trustees who are not, and were not at the time they voted, interested persons of the Trust, as defined in the 1940 Act (none of whom has or have any direct or indirect financial interest in the operation of the Plans) (the "Qualified Trustees"), cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Trustees identified and considered a number of potential benefits which the Plans may provide. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit the Trust and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Class or Classes affected thereby, and material amendments of the Plans must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the respective Class of the Trust. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

During the fiscal year ended December 31, 1997 the Trust incurred distribution fees of $340,346 pursuant to the Class A Plan, $98,813 pursuant to the Class B Plan and $25,953 pursuant to the Class C Plan.

              Upon redemption, Class A shares may be subject to a 1% CDSC, Class B shares that are redeemed within six years of purchase are subject to a CDSC at a rate declining from a maximum of 4% based on the lower of the cost or market value of the shares and redemptions of Class C shares within one year of purchase are subject to a 1% CDSC. During the fiscal year ended December 31, 1997, CDSCs in the amount of $33,502 were paid to PFD.


6.       SHAREHOLDER SERVICING/TRANSFER AGENT


         The Trust has contracted with PSC, 60 State Street, Boston, Massachusetts 02109, to act as shareholder servicing and transfer agent for the Trust. This contract terminates if assigned and may be terminated without penalty by either party upon 90 days' written notice.


         Under the terms of its contract with the Trust, PSC services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the Trust; (ii) distributing dividends and capital gains associated with Trust portfolio accounts; and (iii) maintaining account records and responding to shareholder inquiries.

         PSC receives an annual fee of $30.00 per Class A, Class B and Class C shareholder account from the Trust as compensation for the services described above. PSC is also reimbursed by the Trust for its out-of-pocket expenditures. This fee is set at an amount determined by vote of a majority of the Trustees (including a majority of the Trustees who are not parties to the contract with PSC or interested persons of any such parties) to be comparable to fees for such services being paid by other investment companies.

         The Trust may compensate entities which have agreed to provide certain sub-accounting services, such as specific transaction processing and recordkeeping services. Any such payments by the Trust would be in lieu of the per account fee which would otherwise be paid by the Trust to PSC.

7.       CUSTODIAN


         Brown Brothers Harriman & Co.. 40 Water Street, Boston, Massachusetts 02109, is the custodian (the "Custodian") of the Trust's assets. The Custodian's responsibilities include safekeeping and controlling the Trust's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Trust's investments. The Custodian does not determine the investment policies of the Trust or decide which securities the Trust will buy or sell. The Trust may, however, invest in securities, including repurchase agreements, issued by the Custodian and may deal with the Custodian as principal in securities transactions. Portfolio securities may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company.


8.       INDEPENDENT PUBLIC ACCOUNTANTS


         Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's independent public accountants, providing audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.


9.       PORTFOLIO TRANSACTIONS

         The Trust intends to fully manage its portfolio by buying and selling securities, as well as holding securities to maturity. In managing its portfolio, the Trust seeks to take advantage of market developments and yield disparities, which may include use of the following strategies:

                  (1) shortening the average maturity of its portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal;

                  (2) lengthening the average maturity of its portfolio in anticipation of a decline in interest rates so as to maximize yield;

                  (3) selling one type of debt security and buying another when disparities arise in the relative values of each; and

                  (4) changing from one debt security to an essentially similar debt security when their respective yields appear distorted due to market factors.

         The Trust engages in portfolio trading if it believes a transaction net of costs (including taxes and custodian charges) will help in achieving the Trust's investment objective.

         Decisions relating to the purchase and sale of securities for the Trust, the allocation of portfolio transactions and, where applicable, the negotiation of commission rates are made by officers of PMC.

         The primary consideration in placing portfolio security transactions is execution at the most favorable prices under the circumstances. PMC has complete freedom as to the markets in which and broker-dealers through which it seeks this result. Debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's markup or markdown. PMC generally attempts to negotiate with underwriters to decrease the commission or concession for the benefit of the Trust. PMC normally seeks to deal directly with the primary market makers unless, in its opinion, better prices are available elsewhere.

         Subject to the requirement of seeking execution at the best available price, securities may, as authorized by PMC's management contract, be bought from or sold to dealers who furnish statistical research and other information or services to PMC and the Trust, or who sell shares of any of the Pioneer mutual funds. Brokerage and research services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; and furnishing analyses, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, performance of accounts, comparative fund statistics and credit rating service information. PMC maintains a listing of dealers who provide such services on a regular basis. Management believes that no exact dollar value can be calculated for such services.

         In addition to the Trust, PMC acts as investment adviser to the other Pioneer mutual funds and certain private accounts with investment objectives similar to those of the Trust. As such, securities may meet investment objectives of the Trust, such other funds and such private accounts. In such cases, the decision to recommend to purchase for one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each company presently has in a particular industry or country and the availability of investment funds in each mutual fund or account.

         It is possible that, at times, identical securities will be held by more than one mutual fund and/or account. However, the position of any mutual fund or account in the same issue may vary and the length of time that any mutual fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that the Trust, another Pioneer mutual fund or a private account managed by PMC seeks to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if PMC decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one account, the resulting participation in volume transactions could produce better executions for the Trust or other account. In the event that more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each.

         The   Trustees   periodically   review   PMC's   performance   of   its
responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.


         During the fiscal years ended December 31, 1995 and 1996 and 1997the Trust did not pay any brokerage commissions.


10.      TAX STATUS

It is the Trust's policy to meet the requirements of Subchapter M of the Code, for qualification as a regulated investment company. These requirements relate to the sources of the Trust's income, the diversification of its assets and the distribution of its income to shareholders. If the Trust meets all such requirements and distributes to its shareholders, in accordance with the Code's timing requirements, all investment company taxable income and net capital gain, if any, which it earns, the Trust will be relieved of the necessity of paying federal income tax.


         In order to qualify as a regulated investment company under Subchapter M, the Trust must, among other things, derive at least 90% of its annual gross income from interest, gains from the sale or other disposition of securities and certain other income (the "90% income test") and satisfy certain annual distribution and quarterly diversification requirements. For purposes of the 90% income test, income the Trust earns from equity interests in certain entities that are not treated as corporations (e.g., are treated as partnerships or trusts) for U.S. tax purposes will generally have the same character for the Trust as in the hands of such entities; consequently, the Trust may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income.


Dividends from investment company taxable income, which includes net investment income and net short-term capital gain in excess of net long-term capital loss, are taxable as ordinary income, whether received in cash or reinvested in additional shares. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain") if any, whether received in cash or reinvested in additional shares, are taxable to the Trust's shareholders as capital gains for federal income tax purposes without regard to the length of time shares of the Trust have been held. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "1997 TRA") on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the 1997 TRA that (subject to possible modification by future "technical corrections" legislation) enable the Trust to pass through to its shareholders the benefits of the capital gains tax rates enacted in the 1997 TRA. The Trust will provide appropriate information to its shareholders about its distributions, including the tax rate(s) applicable to its distributions from its long-term capital gains, in accordance with this and any future guidance. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances Any dividend declared by the Trust in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.


If the Trust invests in securities with original issue discount (or with market discount if the Trust elects to include market discount in income currently), the Trust must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Trust must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, the Trust may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.


For federal income tax purposes, the Trust is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Trust and therefore are not expected to be distributed as such to shareholders. At December 31, 1997, the Trust had aggregate capital loss carryforwards of $7,671,053, which will expire between 2002 and 2004 if not utilized.

At the time of an investor's purchase of Trust shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Trust's portfolio. Consequently, subsequent distributions by the Trust on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Trust shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure enacted in the 1997 TRA. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

In addition, if Class A shares redeemed or exchanged have been held for less than 91 days, (1) in the case of a reinvestment in the Trust at net asset value pursuant to the reinvestment privilege, the sales charge paid on such shares is not included in their tax basis under the Code, and (2) in the case of an exchange, all or a portion of the sales charge paid on such shares is not included in their tax basis under the Code, to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the exchange privilege. In either case, the portion of the sales charge not included in the tax basis of the shares redeemed or surrendered in an exchange is included in the tax basis of the shares acquired in the reinvestment or exchange. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the Trust (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the federal tax basis of the shares acquired in the other investments.


The   Trust's   dividends   and   distributions   will  not   qualify   for  any
dividends-received deduction that might otherwise be available for certain dividends received by shareholders that are corporations.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Trust's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Trust will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Trust may in its sole discretion provide relevant information to shareholders.

Federal law requires that the Trust withhold (as "backup withholding") 31% of reportable payments, including dividends, capital gain dividends and the proceeds of redemptions (including exchanges) and repurchases to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Trust may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.


If, as anticipated, the Trust continues to qualify as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% non-resident alien U.S. withholding tax (or non-resident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from the Trust and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Trust. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.




11.      DESCRIPTION OF SHARES

         The Trust's Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (without par value) which may be divided into such separate series as the Trustees may establish. Currently, the Trust consists of only one series. The Trustees may, however, establish additional series of shares, and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of three classes of shares of the Trust, Class A shares, Class B shares and Class C shares. Each share of a class of the Trust represents an equal proportionate interest in the assets of the Trust allocable to that class. Upon liquidation of the Trust, shareholders of each class of the Trust are entitled to share pro rata in the Trust's net assets allocable to such class available for distribution to shareholders. The Trust reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series. Prior to July 1, 1994, the Trust was named Pioneer U.S. Government Trust.

         Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. No amendment adversely affecting the rights of shareholders may be made to the Trust's Declaration of Trust without the affirmative vote of a majority of its shares. Shares have no preemptive or conversion rights. Shares are fully paid and non-assessable by the Trust, except as stated below. See "Certain Liabilities."

12.      CERTAIN LIABILITIES

         As a Massachusetts business trust, the Trust's operations are governed by its Amended and Restated Declaration of Trust dated December 7, 1993, a copy of which is on file with the Office of the Secretary of State of The Commonwealth of Massachusetts. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust or any series of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. Moreover, the Declaration of Trust provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability would be limited to circumstances in which the Trust itself will be unable to meet its obligations. In light of the nature of the Trust's business and the nature and amount of its assets, the possibility of the Trust's liabilities exceeding its assets, and therefore a shareholder's risk of personal liability, is remote.

         The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


13.      LETTER OF INTENT (Class A only)


         A Letter of Intent ("LOI") may be established by completing the LOI section of the Account Application. When you sign the Account Application, you agree to irrevocably appoint PSC your attorney-in-fact to surrender for redemption any or all shares held in escrow with full power of substitution. An LOI is not a binding obligation upon the investor to purchase, or the Trust to sell, the full amount indicated.


         If the total purchases, less redemptions, exceed the amount specified under the LOI and are in an amount which would qualify for a further quantity discount, all transactions will be recomputed on the expiration date of the LOI to effect the lower sales charge. Any difference in the sales charge resulting from such recomputation will be either delivered to you in cash or invested in additional shares at the lower sales charge. The dealer, by signing the Account Application, agrees to return to PFD, as part of such retroactive adjustment, the excess of the commission previously reallowed or paid to the dealer over that which is applicable to the actual amount of the total purchases under the LOI.

         If the total purchases, less redemptions, are less than the amount specified under the LOI, you must remit to PFD any difference between the sales charge on the amount actually purchased and the amount originally specified in the LOI section of the Account Application. When the difference is paid, the shares held in escrow will be deposited to your account. If you do not pay the difference in sales charge within 20 days after written request from PFD or your dealer, PSC, after receiving instructions from PFD, will redeem the appropriate number of shares held in escrow to realize the difference and release any excess. See "How to Purchase Trust Shares Letter of Intent" in the Prospectus for more information.



14.      SYSTEMATIC WITHDRAWAL PLAN


         The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from shares of the Trust deposited by the applicant under the SWP. Withdrawals pursuant to the SWP are limited to 10% of the value of the account at the time the plan is implemented if a CDSC applies (see the Prospectus). (You may, of course, redeem your shares without limit outside the SWP.) In order to be eligible for the SWP, your account must have a total value of not less than $10,000. Periodic payments of $50 or more will be deposited monthly or quarterly directly into a bank account designated by you, or will be sent by check to you, or any person designated by you. A designation of a third party to receive payments requires an acceptable signature guarantee. Withdrawals from Class B and Class C share accounts are limited to 10% of the value of the account at the time the SWP is implemented. See "Waiver or Reduction of Contingent Deferred Sales Charge" in the Prospectus.


         Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

         Payments under the SWP are made from the proceeds of the redemption of shares deposited under the SWP in your SWP account. Such redemptions are taxable transactions. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

         The SWP may be terminated at any time (1) by written notice to PSC or from PSC to the shareholder; (2) upon receipt by PSC of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed.

15.      DETERMINATION OF NET ASSET VALUE


         The net asset value per share of each Class of the Trust is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) on each day on which the Exchange is open for business. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each Class of the Trust is also determined on any other day in which the level of trading in its portfolio securities is sufficiently high that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The Trust is not required to determine its net asset value per share on any day in which no purchase orders for the shares of the Trust become effective and no shares are tendered for redemption.

         The net asset value per share of each class of the Trust is computed by taking the amount of the value of all the Trust's assets attributable to that Class, less the Trust's liabilities attributable to that Class, and dividing the result by the number of outstanding shares of that Class. For purposes of determining net asset value, expenses of the Classes of the Trust are accrued daily and taken into account.





16.      INVESTMENT RESULTS

         The Trust's yield quotations and average annual total return quotations for each Class of its shares as that information may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

Standardized Yield Quotations

         Yield quotations for Class A, Class B and Class C shares are computed by dividing the net investment income per share attributable to a Class during a base period of 30 days, or one month, by the maximum offering price per share of that class of the Trust on the last day of such base period in accordance with the following formula:

                                            a-b
                  YIELD=     2[      (------- +1)6-1]
                                             cd

Where:                       a      =       interest earned during the period

                             b      =       net expenses accrued for the period

                             c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                             d      =       the maximum offering price per
                                            share on the last day of the period

For purposes of calculating interest earned on debt obligations as provided in item "a" above:

        (i) The yield to maturity of each obligation held by the Trust is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates.

       (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30 day base period.

      (iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled.

       (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

         With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the Trust accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the Trust may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the discount or premium remaining on a security.


         The Trust's yield for the 30 days ended December 31, 1997, determined in accordance with the formula above was 5.52% for Class A shares, 5.04% for Class B shares and 5.11% for Class C shares, except that absent expense limitations, the Trust's yield would have been 5.38% for Class A shares, 4.91% for Class B shares and 4.98% for Class C shares.


Standardized Average Annual Total Return Quotations


         One of the primary methods used to measure the performance of a class of the Trust is "total return." "Total return" will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the Trust, over any period up to the lifetime of that class of the Trust. Total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year are cumulative; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result.


         Average annual total return quotations for each Class of Trust shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment in that class made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                            P(1+T)n  =  ERV

Where:            P        =        a hypothetical initial payment of $1,000,
                                    less the maximum sales load for
                                    Class A shares or the deduction of any
                                    CDSC applicable to Class B or Class C
                  T        =        average annual total returnof the period

                  n        =        number of years

                  ERV      =        ending redeemable value of the hypothetical
                                    $1,000 initial payment made at the
                                    beginning of the designated period
                                    (or fractional portion thereof)

For purposes of the above computation, it is assumed that the maximum sales charge was deducted from the initial investment and that all dividends and distributions made by the Trust are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts of a particular class are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the class' mean account size.


         The average annual total return of the Trust for periods ended December 31, 1997:


                                           1 Year                5 Years             Commencement
                                           ------                -------             ------------


Class A Shares                              3.63%                  5.21%                  7.18% *
Class B Shares                              3.61%                  N/A                    5.57% **
Class C Shares                              7.78%                  N/A                    4.54%***


-----------
           *      Commencement of operations, June 1, 1988.
          **      Class B shares first offered on April 29, 1994.
         ***      Class C shares first offered on January 31, 1996.


         Class A share results reflect the maximum sales charge of 4.50% at the beginning of the period and assumes reinvestment of distributions at net asset value. Class B share results reflect the deduction of the maximum applicable CDSC at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years. Class C share results reflect deduction of a 1% CDSC at the end of the period and assumes reinvestment of distributions. If PMC's voluntary fee and expense reduction agreement had not been in place, total return would have been lower.


Other Quotations, Comparisons, and General Information

         From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the Trust may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to other relevant indices. For example, yield of the Trust's classes may be compared to the Shearson Lehman Hutton Government Index, U.S Government bond rates, or other comparable indices or investment vehicles.

         In  addition,  the  performance  of the  classes  of the  Trust  may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumer's Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, the New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if the Trust is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Systems, CDA/Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre & Co., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems.

         In addition, from time to time, quotations from articles from financial publications, such as those listed above, may be used in advertisements, in sales literature or in reports to shareholders of the Trust.

         The Trust may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the Trust since the Trust's inception.

         In presenting investment results, the Trust may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

Automated Information Line

         FactFoneSM,   Pioneer's  24-hour  automated  information  line,  allows
shareholders   to  dial   toll-free   1-800-225-4321   and  hear  recorded  fund
information, including:

         o        net asset value prices for all Pioneer mutual funds;

         o        annualized 30-day yields on Pioneer's fixed-income funds;


         o annualized 7-day yields and 7-day effective (compound) yields for Pioneer Cash Reserves Fund;

                  and

         o dividends and capital gains distributions on all Pioneer mutual funds.

         Yields  are  calculated  in  accordance  with  SEC  mandated   standard
formulas.

         In addition, by using a personal identification number ("PIN"), shareholders may enter purchases, exchanges and redemptions, access their account balance and last three transactions and may order a duplicate statement. See "FactFoneSM" in the Prospectus for more information.


         All performance numbers communicated through FactFoneSM represent past performance, and figures for all quoted bond funds include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. The value of Class A, Class B and Class C shares (except for Pioneer Cash Reserves Fund, which seeks to maintain a stable $1.00 share price) will also vary and may be worth more or less at redemption than their original cost.




17.      FINANCIAL STATEMENTS


     The  Trust's  Annual  Report,  filed  with  the SEC on  February  20,  1998
(Accession No.0000831120-98-000005), is incorporated by reference into this Statement of Additional Information. The financial statements in the Trust's Annual Report, including the financial highlights, for the period ended December 31, 1997, included or incorporated by reference into the Prospectus and this Statement of Additional Information, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect to the financial statements, and are included in reliance upon the authority of Arthur Andersen LLP as experts in accounting and auditing in giving their report.

                                   APPENDIX A

                     DESCRIPTION OF CORPORATE BOND RATINGS1

MOODY'S CORPORATE BOND RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

PLUS (+) OR MINUS (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                                   APPENDIX B

                             PERFORMANCE STATISTICS



                      Pioneer America Income Trust Class A

   Date        Initial     Offering Price    Sales Charge         Shares        Net Asset     Initial Net
             Investment                                          Purchased        Value          Asset
                                               Included                         Per Share        Value
  6/1/88       $10,000         $10.47            4.50%            955.110        $10.0000       $9,550


                                          Dividends and Capital Gains Reinvested

                                          Value of Shares

   Date         From         From Cap.      From Dividends      Total Value
             Investment        Gains          Reinvested
                             Reinvested
 12/31/88      $9,418            $0              $492             $9,910
 12/31/89      $9,589            $0             $1,460            $11,049
 12/31/90      $9,580            $0             $2,463            $12,043
 12/31/91      $9,885            $0             $3,620            $13,505
 12/31/92      $9,809            $0             $4,597            $14,406
 12/31/93      $10,009          $52             $5,652            $15,713
 12/31/94      $8,987           $47             $6,055            $15,089
 12/31/95      $9,741           $51             $7,721            $17,513
 12/31/96      $9,331           $49             $8,535            $17,915


 12/31/97      $9,485           $49             $9,906            $19,440







                                          Pioneer America Income Trust Class B

   Date        Initial     Offering Price    Sales Charge         Shares        Net Asset     Initial Net
             Investment                                          Purchased        Value          Asset
                                               Included                         Per Share        Value
 4/29/94       $10,000        $9.8500            4.00%           1,015.228       $9.8500        $10,000



                                          Dividends and Capital Gains Reinvested

                                          Value of Shares

   Date         From         From Cap.      From Dividends      Contingent      Total Value             CDSC
             Investment        Gains          Reinvested      Deferred Sales                      Percentage
                                                                 Charge if
                                                                 Redeemed
                             Reinvested

 12/31/94      $9,543            $0              $400              $382           $9,561          4.00%
 12/31/95      $10,324           $0             $1,118             $400           $11,042         4.00%
 12/31/96      $9,898            $0             $1,726             $297           $11,327         3.00%
 12/31/97      $10,050           $0             $2,458             $300           $12,208         3.00%











                                            Pioneer America Income Trust Class C


   Date        Initial     Offering Price     Shares        Net Asset     Initial Net
             Investment                      Purchased        Value          Asset
                                                            Per Share        Value
 1/31/96       $10,000        $10.1600        984.252        $10.1600       $10,000







   Date         From         From Cap.    From Dividends    Contingent      Total Value            CDSC
             Investment        Gains        Reinvested       Deferred                        Percentage
                             Reinvested                    Sales Charge
                                   if Redeemed


 12/31/96      $9,587            $0            $517             $96           $10,008         1.00%
 12/31/97      $9,744            $0           $1,146            $0            $10,890         0.00%




                            COMPARATIVE PERFORMANCE
                               INDEX DESCRIPTIONS

The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the Fund may refer to these indices or may present comparisons between the performance of the Fund and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the Fund, do not reflect past performance and do not guarantee future results.

S&P 500
This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.

DOW JONES INDUSTRIAL AVERAGE
This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange
(NYSE).

U.S. SMALL STOCK INDEX
This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over the counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

U.S. INFLATION
The Consumer Price Index for All Urban Consumers (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA INDEXES
The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The Growth Index contains stocks with higher price-to-book ratios, and the Value Index contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

MERRILL LYNCH MICRO-CAP INDEX
The Merrill Lynch Micro-Cap Index represents the performance of 2,036 stocks ranging in market capitalization from $50 million to $220 million. Index returns are calculated monthly.

LONG-TERM U.S. GOVERNMENT BONDS
The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.

INTERMEDIATE-TERM U.S. GOVERNMENT BONDS
Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.

Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.

MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI")
MSCI's international indices are based on the share prices of approximately 1,700 companies listed on stock exchanges in the 22 countries that make up the MSCI World Index. MSCI's emerging market indices are comprised of approximately 1000 stocks from 26 countries.

Countries in the MSCI EAFE Index are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom.

Countries in the MSCI Emerging Markets Free Index are: Argentina, Brazil, Chile, China Free, Czech Republic, Colombia, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea (at 50%), Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan (at 50%), Thailand Free, Turkey and Venezuela.

6-MONTH CDs
Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

LONG-TERM U.S. CORPORATE BONDS
Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds with at least 10 years to maturity. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.

From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers for 1969 to 1995. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Westerfield, Randolph W. Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.

U.S. (30-DAY) TREASURY BILLS
For the U.S. Treasury Bill Index, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS
("NAREIT")EQUITY REIT INDEX
All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and NASDAQ. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.

RUSSELL U.S. EQUITY INDEXES
The Russell 3000(R) Index (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $2.8 billion. The Russell 2500TM Index measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $733.4 million, and the largest company in the index has an approximate market capitalization of $2.9 billion. The Russell 2000(R) Index measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.1 billion. The Russell 1000(R) Index (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $7.6 billion. The smallest company in the index has an approximate market capitalization of $1.1 billion. The Russell MidcapTM Index measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $8.0 billion.

The Russell indexes are reconstituted annually as of July 1, based on May 31 market capitalization rankings.

WILSHIRE REAL ESTATE SECURITIES INDEX
The Wilshire Real Estate Securities Index is a market capitalization weighted index of 120 publicly traded real estate securities, such as REITs, real estate operating companies ("REOCs") and partnerships.

The index contains performance data on five major categories of property: office, retail, industrial, apartment and miscellaneous. The companies in the index are 91.66% equity and hybrid REITs and 8.33% REOCs.

STANDARD & POOR'S MIDCAP 400 INDEX
The S&P 400 is a market-capitalization-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backwards in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.

LIPPER BALANCED FUNDS INDEX
This index represents equally weighted performance, adjusted for capital gains distributions and income dividends, of approximately 30 of the largest funds with a primary objective of conserving principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

BANK SAVINGS ACCOUNT
Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.

Sources:  Ibbotson Associates, Towers Data Systems,
Lipper Analytical Services, Inc.,  Merrill Lynch and PGI

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                               Dow                                       S&P/           S&P/
                 S&P          Jones        U.S. Small                    BARRA         BARRA         Merrill Lynch
                 500       Industrial        Stock          U.S.          500           500            Micro-Cap
                             Average         Index       Inflation      Growth         Value             Index

----------------------------------------------------------------------------------------------------------------------

Dec 1925         N/A           N/A            N/A           N/A           N/A           N/A               N/A
Dec 1926        11.62          N/A            0.28         -1.49          N/A           N/A               N/A
Dec 1927        37.49          N/A           22.10         -2.08          N/A           N/A               N/A
Dec 1928        43.61         55.38          39.69         -0.97          N/A           N/A               N/A
Dec 1929        -8.42        -13.64          -51.36         0.20          N/A           N/A               N/A
Dec 1930       -24.90        -30.22          -38.15        -6.03          N/A           N/A               N/A
Dec 1931       -43.34        -49.02          -49.75        -9.52          N/A           N/A               N/A
Dec 1932        -8.19        -16.88          -5.39         -10.30         N/A           N/A               N/A
Dec 1933        53.99         73.72          142.87         0.51          N/A           N/A               N/A
Dec 1934        -1.44         8.08           24.22          2.03          N/A           N/A               N/A
Dec 1935        47.67         43.77          40.19          2.99          N/A           N/A               N/A
Dec 1936        33.92         30.23          64.80          1.21          N/A           N/A               N/A
Dec 1937       -35.03        -28.88          -58.01         3.10          N/A           N/A               N/A
Dec 1938        31.12         33.16          32.80         -2.78          N/A           N/A               N/A
Dec 1939        -0.41         1.31            0.35         -0.48          N/A           N/A               N/A
Dec 1940        -9.78         -7.96          -5.16          0.96          N/A           N/A               N/A
Dec 1941       -11.59         -9.88          -9.00          9.72          N/A           N/A               N/A
Dec 1942        20.34         14.12          44.51          9.29          N/A           N/A               N/A
Dec 1943        25.90         19.06          88.37          3.16          N/A           N/A               N/A
Dec 1944        19.75         17.19          53.72          2.11          N/A           N/A               N/A
Dec 1945        36.44         31.60          73.61          2.25          N/A           N/A               N/A
Dec 1946        -8.07         -4.40          -11.63        18.16          N/A           N/A               N/A
Dec 1947        5.71          7.61            0.92          9.01          N/A           N/A               N/A
Dec 1948        5.50          4.27           -2.11          2.71          N/A           N/A               N/A
Dec 1949        18.79         20.92          19.75         -1.80          N/A           N/A               N/A
Dec 1950        31.71         26.40          38.75          5.79          N/A           N/A               N/A
Dec 1951        24.02         21.77           7.80          5.87          N/A           N/A               N/A
Dec 1952        18.37         14.58           3.03          0.88          N/A           N/A               N/A
Dec 1953        -0.99         2.02           -6.49          0.62          N/A           N/A               N/A
Dec 1954        52.62         51.25          60.58         -0.50          N/A           N/A               N/A
Dec 1955        31.56         26.58          20.44          0.37          N/A           N/A               N/A
Dec 1956        6.56          7.10            4.28          2.86          N/A           N/A               N/A
Dec 1957       -10.78         -8.63          -14.57         3.02          N/A           N/A               N/A
Dec 1958        43.36         39.31          64.89          1.76          N/A           N/A               N/A
Dec 1959        11.96         20.21          16.40          1.50          N/A           N/A               N/A
Dec 1960        0.47          -6.14          -3.29          1.48          N/A           N/A               N/A
Dec 1961        26.89         22.60          32.09          0.67          N/A           N/A               N/A
Dec 1962        -8.73         -7.43          -11.90         1.22          N/A           N/A               N/A
Dec 1963        22.80         20.83          23.57          1.65          N/A           N/A               N/A


                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                               Dow                                       S&P/           S&P/
                 S&P          Jones        U.S. Small                  BARRA 500       BARRA         Merrill Lynch
                 500       Industrial        Stock          U.S.        Growth          500            Micro-Cap
                             Average         Index       Inflation                     Value             Index

----------------------------------------------------------------------------------------------------------------------

Dec 1964        16.48         18.85          23.52          1.19          N/A           N/A               N/A
Dec 1965        12.45         14.39          41.75          1.92          N/A           N/A               N/A
Dec 1966       -10.06        -15.78          -7.01          3.35          N/A           N/A               N/A
Dec 1967        23.98         19.16          83.57          3.04          N/A           N/A               N/A
Dec 1968        11.06         7.93           35.97          4.72          N/A           N/A               N/A
Dec 1969        -8.50        -11.78          -25.05         6.11          N/A           N/A               N/A
Dec 1970        4.01          9.21           -17.43         5.49          N/A           N/A               N/A
Dec 1971        14.31         9.83           16.50          3.36          N/A           N/A               N/A
Dec 1972        18.98         18.48           4.43          3.41          N/A           N/A               N/A
Dec 1973       -14.66        -13.28          -30.90         8.80          N/A           N/A               N/A
Dec 1974       -26.47        -23.58          -19.95        12.20          N/A           N/A               N/A
Dec 1975        37.20         44.75          52.82          7.01         31.72         43.38              N/A
Dec 1976        23.84         22.82          57.38          4.81         13.84         34.93              N/A
Dec 1977        -7.18        -12.84          25.38          6.77        -11.82         -2.57              N/A
Dec 1978        6.56          2.79           23.46          9.03         6.78           6.16             27.76
Dec 1979        18.44         10.55          43.46         13.31         15.72         21.16             43.18
Dec 1980        32.42         22.17          39.88         12.40         39.40         23.59             32.32
Dec 1981        -4.91         -3.57          13.88          8.94         -9.81          0.02             9.18
Dec 1982        21.41         27.11          28.01          3.87         22.03         21.04             33.62
Dec 1983        22.51         25.97          39.67          3.80         16.24         28.89             42.44
Dec 1984        6.27          1.31           -6.67          3.95         2.33          10.52            -14.97
Dec 1985        32.16         33.55          24.66          3.77         33.31         29.68             22.89
Dec 1986        18.47         27.10           6.85          1.13         14.50         21.67             3.45
Dec 1987        5.23          5.48           -9.30          4.41         6.50           3.68            -13.84
Dec 1988        16.81         16.14          22.87          4.42         11.95         21.67             22.76
Dec 1989        31.49         32.19          10.18          4.65         36.40         26.13             8.06
Dec 1990        -3.17         -0.56          -21.56         6.11         0.20          -6.85            -29.55
Dec 1991        30.55         24.19          44.63          3.06         38.37         22.56             57.44
Dec 1992        7.67          7.41           23.35          2.90         5.07          10.53             36.62
Dec 1993        9.99          16.94          20.98          2.75         1.68          18.60             31.32
Dec 1994        1.31          5.06            3.11          2.67         3.13          -0.64             1.81
Dec 1995        37.43         36.84          34.46          2.54         38.13         36.99             30.70
Dec 1996        23.07         28.84          17.62          3.32         23.96         21.99             13.88
Dec 1997        33.36         24.88          22.78          1.92         36.52         29.98             24.61


                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                 Long-       Intermediate-       MSCI                      Long-
                  Term         Term U.S.         EAFE         6-         Term U.S.         U.S.
               U.S. Gov't      Government      (Net of      Month        Corporate        T-Bill
                 Bonds           Bonds          Taxes)       CDs           Bonds         (30-Day)

------------------------------------------------------------------------------------------------------

Dec 1925          N/A             N/A            N/A         N/A            N/A             N/A
Dec 1926          7.77            5.38           N/A         N/A           7.37            3.27
Dec 1927          8.93            4.52           N/A         N/A           7.44            3.12
Dec 1928          0.10            0.92           N/A         N/A           2.84            3.56
Dec 1929          3.42            6.01           N/A         N/A           3.27            4.75
Dec 1930          4.66            6.72           N/A         N/A           7.98            2.41
Dec 1931         -5.31           -2.32           N/A         N/A           -1.85           1.07
Dec 1932         16.84            8.81           N/A         N/A           10.82           0.96
Dec 1933         -0.07            1.83           N/A         N/A           10.38           0.30
Dec 1934         10.03            9.00           N/A         N/A           13.84           0.16
Dec 1935          4.98            7.01           N/A         N/A           9.61            0.17
Dec 1936          7.52            3.06           N/A         N/A           6.74            0.18
Dec 1937          0.23            1.56           N/A         N/A           2.75            0.31
Dec 1938          5.53            6.23           N/A         N/A           6.13            -0.02
Dec 1939          5.94            4.52           N/A         N/A           3.97            0.02
Dec 1940          6.09            2.96           N/A         N/A           3.39            0.00
Dec 1941          0.93            0.50           N/A         N/A           2.73            0.06
Dec 1942          3.22            1.94           N/A         N/A           2.60            0.27
Dec 1943          2.08            2.81           N/A         N/A           2.83            0.35
Dec 1944          2.81            1.80           N/A         N/A           4.73            0.33
Dec 1945         10.73            2.22           N/A         N/A           4.08            0.33
Dec 1946         -0.10            1.00           N/A         N/A           1.72            0.35
Dec 1947         -2.62            0.91           N/A         N/A           -2.34           0.50
Dec 1948          3.40            1.85           N/A         N/A           4.14            0.81
Dec 1949          6.45            2.32           N/A         N/A           3.31            1.10
Dec 1950          0.06            0.70           N/A         N/A           2.12            1.20
Dec 1951         -3.93            0.36           N/A         N/A           -2.69           1.49
Dec 1952          1.16            1.63           N/A         N/A           3.52            1.66
Dec 1953          3.64            3.23           N/A         N/A           3.41            1.82
Dec 1954          7.19            2.68           N/A         N/A           5.39            0.86
Dec 1955         -1.29           -0.65           N/A         N/A           0.48            1.57
Dec 1956         -5.59           -0.42           N/A         N/A           -6.81           2.46
Dec 1957          7.46            7.84           N/A         N/A           8.71            3.14
Dec 1958         -6.09           -1.29           N/A         N/A           -2.22           1.54
Dec 1959         -2.26           -0.39           N/A         N/A           -0.97           2.95
Dec 1960         13.78           11.76           N/A         N/A           9.07            2.66



                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                 Long-       Intermediate-       MSCI                      Long-
                  Term         Term U.S.         EAFE         6-         Term U.S.         U.S.
               U.S. Gov't      Government      (Net of      Month        Corporate        T-Bill
                 Bonds           Bonds          Taxes)       CDs           Bonds         (30-Day)

------------------------------------------------------------------------------------------------------

Dec 1961          0.97            1.85           N/A         N/A           4.82            2.13
Dec 1962          6.89            5.56           N/A         N/A           7.95            2.73
Dec 1963          1.21            1.64           N/A         N/A           2.19            3.12
Dec 1964          3.51            4.04           N/A         4.17          4.77            3.54
Dec 1965          0.71            1.02           N/A         4.68          -0.46           3.93
Dec 1966          3.65            4.69           N/A         5.76          0.20            4.76
Dec 1967         -9.18            1.01           N/A         5.47          -4.95           4.21
Dec 1968         -0.26            4.54           N/A         6.45          2.57            5.21
Dec 1969         -5.07           -0.74           N/A         8.70          -8.09           6.58
Dec 1970         12.11           16.86          -11.66       7.06          18.37           6.52
Dec 1971         13.23            8.72          29.59        5.36          11.01           4.39
Dec 1972          5.69            5.16          36.35        5.39          7.26            3.84
Dec 1973         -1.11            4.61          -14.92       8.60          1.14            6.93
Dec 1974          4.35            5.69          -23.16      10.20          -3.06           8.00
Dec 1975          9.20            7.83          35.39        6.51          14.64           5.80
Dec 1976         16.75           12.87           2.54        5.22          18.65           5.08
Dec 1977         -0.69            1.41          18.06        6.11          1.71            5.12
Dec 1978         -1.18            3.49          32.62       10.21          -0.07           7.18
Dec 1979         -1.23            4.09           4.75       11.90          -4.18           10.38
Dec 1980         -3.95            3.91          22.58       12.33          -2.76           11.24
Dec 1981          1.86            9.45          -2.28       15.50          -1.24           14.71
Dec 1982         40.36           29.10          -1.86       12.18          42.56           10.54
Dec 1983          0.65            7.41          23.69        9.65          6.26            8.80
Dec 1984         15.48           14.02           7.38       10.65          16.86           9.85
Dec 1985         30.97           20.33          56.16        7.82          30.09           7.72
Dec 1986         24.53           15.14          69.44        6.30          19.85           6.16
Dec 1987         -2.71            2.90          24.63        6.59          -0.27           5.47
Dec 1988          9.67            6.10          28.27        8.15          10.70           6.35
Dec 1989         18.11           13.29          10.54        8.27          16.23           8.37
Dec 1990          6.18            9.73          -23.45       7.85          6.78            7.81
Dec 1991         19.30           15.46          12.13        4.95          19.89           5.60
Dec 1992          8.05            7.19          -12.17       3.27          9.39            3.51
Dec 1993         18.24           11.24          32.56        2.88          13.19           2.90
Dec 1994         -7.77           -5.14           7.78        5.40          -5.76           3.90
Dec 1995         31.67           16.80          11.21        5.21          27.20           5.60
Dec 1996         -0.93            2.10           6.05        5.21          1.40            5.21
Dec 1997         15.85            8.38           1.78        5.71          12.95           5.26





                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                NAREIT                                                    Lipper          MSCI
                Equity       Russell       Wilshire                      Balanced       Emerging           Bank
                 REIT          2000       Real Estate        S&P           Fund          Markets          Savings
                 Index        Index       Securities         400          Index        Free Index         Account

-----------------------------------------------------------------------------------------------------------------------

Dec 1925          N/A          N/A            N/A            N/A           N/A             N/A              N/A
Dec 1926          N/A          N/A            N/A            N/A           N/A             N/A              N/A
Dec 1927          N/A          N/A            N/A            N/A           N/A             N/A              N/A
Dec 1928          N/A          N/A            N/A            N/A           N/A             N/A              N/A
Dec 1929          N/A          N/A            N/A            N/A           N/A             N/A              N/A
Dec 1930          N/A          N/A            N/A            N/A           N/A             N/A             5.30
Dec 1931          N/A          N/A            N/A            N/A           N/A             N/A             5.10
Dec 1932          N/A          N/A            N/A            N/A           N/A             N/A             4.10
Dec 1933          N/A          N/A            N/A            N/A           N/A             N/A             3.40
Dec 1934          N/A          N/A            N/A            N/A           N/A             N/A             3.50
Dec 1935          N/A          N/A            N/A            N/A           N/A             N/A             3.10
Dec 1936          N/A          N/A            N/A            N/A           N/A             N/A             3.20
Dec 1937          N/A          N/A            N/A            N/A           N/A             N/A             3.50
Dec 1938          N/A          N/A            N/A            N/A           N/A             N/A             3.50
Dec 1939          N/A          N/A            N/A            N/A           N/A             N/A             3.40
Dec 1940          N/A          N/A            N/A            N/A           N/A             N/A             3.30
Dec 1941          N/A          N/A            N/A            N/A           N/A             N/A             3.10
Dec 1942          N/A          N/A            N/A            N/A           N/A             N/A             3.00
Dec 1943          N/A          N/A            N/A            N/A           N/A             N/A             2.90
Dec 1944          N/A          N/A            N/A            N/A           N/A             N/A             2.80
Dec 1945          N/A          N/A            N/A            N/A           N/A             N/A             2.50
Dec 1946          N/A          N/A            N/A            N/A           N/A             N/A             2.20
Dec 1947          N/A          N/A            N/A            N/A           N/A             N/A             2.30
Dec 1948          N/A          N/A            N/A            N/A           N/A             N/A             2.30
Dec 1949          N/A          N/A            N/A            N/A           N/A             N/A             2.40
Dec 1950          N/A          N/A            N/A            N/A           N/A             N/A             2.50
Dec 1951          N/A          N/A            N/A            N/A           N/A             N/A             2.60
Dec 1952          N/A          N/A            N/A            N/A           N/A             N/A             2.70
Dec 1953          N/A          N/A            N/A            N/A           N/A             N/A             2.80
Dec 1954          N/A          N/A            N/A            N/A           N/A             N/A             2.90
Dec 1955          N/A          N/A            N/A            N/A           N/A             N/A             2.90
Dec 1956          N/A          N/A            N/A            N/A           N/A             N/A             3.00
Dec 1957          N/A          N/A            N/A            N/A           N/A             N/A             3.30
Dec 1958          N/A          N/A            N/A            N/A           N/A             N/A             3.38
Dec 1959          N/A          N/A            N/A            N/A           N/A             N/A             3.53
Dec 1960          N/A          N/A            N/A            N/A           5.77            N/A             3.86
Dec 1961          N/A          N/A            N/A            N/A          20.59            N/A             3.90


                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                NAREIT                                                    Lipper          MSCI
                Equity       Russell       Wilshire                      Balanced       Emerging           Bank
                 REIT          2000       Real Estate        S&P           Fund          Markets          Savings
                 Index        Index       Securities         400          Index        Free Index         Account

-----------------------------------------------------------------------------------------------------------------------

Dec 1962          N/A          N/A            N/A            N/A          -6.80            N/A             4.08
Dec 1963          N/A          N/A            N/A            N/A          13.10            N/A             4.17
Dec 1964          N/A          N/A            N/A            N/A          12.36            N/A             4.19
Dec 1965          N/A          N/A            N/A            N/A           9.80            N/A             4.23
Dec 1966          N/A          N/A            N/A            N/A          -5.86            N/A             4.45
Dec 1967          N/A          N/A            N/A            N/A          15.09            N/A             4.67
Dec 1968          N/A          N/A            N/A            N/A          13.97            N/A             4.68
Dec 1969          N/A          N/A            N/A            N/A          -9.01            N/A             4.80
Dec 1970          N/A          N/A            N/A            N/A           5.62            N/A             5.14
Dec 1971          N/A          N/A            N/A            N/A          13.90            N/A             5.30
Dec 1972         8.01          N/A            N/A            N/A          11.13            N/A             5.37
Dec 1973        -15.52         N/A            N/A            N/A          -12.24           N/A             5.51
Dec 1974        -21.40         N/A            N/A            N/A          -18.71           N/A             5.96
Dec 1975         19.30         N/A            N/A            N/A          27.10            N/A             6.21
Dec 1976         47.59         N/A            N/A            N/A          26.03            N/A             6.23
Dec 1977         22.42         N/A            N/A            N/A          -0.72            N/A             6.39
Dec 1978         10.34         N/A           13.04           N/A           4.80            N/A             6.56
Dec 1979         35.86        43.09          70.81           N/A          14.67            N/A             7.29
Dec 1980         24.37        38.58          22.08           N/A          19.70            N/A             8.78
Dec 1981         6.00          2.03          7.18            N/A           1.86            N/A             10.71
Dec 1982         21.60        24.95          24.47          22.68         30.63            N/A             11.19
Dec 1983         30.64        29.13          27.61          26.10         17.44            N/A             9.71
Dec 1984         20.93        -7.30          20.64          1.18           7.46            N/A             9.92
Dec 1985         19.10        31.05          22.20          35.58         29.83            N/A             9.02
Dec 1986         19.16         5.68          20.30          16.21         18.43            N/A             7.84
Dec 1987         -3.64        -8.77          -7.86          -2.03          4.13            N/A             6.92
Dec 1988         13.49        24.89          24.18          20.87         11.18           40.43            7.20
Dec 1989         8.84         16.24          2.37           35.54         19.70           64.96            7.91
Dec 1990        -15.35        -19.51        -33.46          -5.12          0.66          -10.55            7.80
Dec 1991         35.70        46.05          20.03          50.10         25.83           59.91            4.61
Dec 1992         14.59        18.41          7.36           11.91          7.46           11.40            2.89
Dec 1993         19.65        18.91          15.24          13.96         11.95           74.83            2.73
Dec 1994         3.17         -1.82          1.64           -3.57         -2.05           -7.32            4.96
Dec 1995         15.27        28.44          13.65          30.94         24.89           -5.21            5.24
Dec 1996         35.26        16.53          36.87          19.20         13.01           6.03             4.95
Dec 1997         20.29        22.36          19.80          32.26         20.05          -11.59            5.17



                                   APPENDIX C

                            OTHER PIONEER INFORMATION

The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the United States.

As of December 31, 1997, PMC employed a professional investment staff of 58, with a combined average of 12 years' experience in the financial services industry.

Total  assets  of  all  Pioneer   mutual  funds  at  December  31,  1997,   were
approximately $19.8 billion representing 1,177,148 shareholder accounts, 791,468 non-retirement accounts and 385,680 retirement accounts.

                          PIONEER AMERICA INCOME TRUST

                            PART C. OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

   (a)      Financial Statements:

            The financial statements of the Registrant are incorporated by reference from the 1997 Annual Report to Shareholders which is attached to and incorporated by reference into Part B, the Statement of Additional Information (Accession Number 0000831120-98-000005).

   (b)      Exhibits:

  1.       Amended and Restated Declaration of Trust, dated December 7, 1993.*

  1.2      Establishment and Designation of Classes.*

  1.3      Establishment and Designation of Class C Shares.*

  2.       By-Laws.*

  3.       None.

  4.       None.

  5. Management Contract with Pioneering Management Corporation, dated January 1, 1994.*

  6.1      Underwriting Agreement with Pioneer Funds Distributor, Inc.*

  6.2      Form of Dealer Sales Agreement.*

  7.       None.

  8.       Custodian Agreement with Brown Brothers Harriman & Co.*

  9.       Investment Company Service Agreement with Pioneering Services
          Corporation.*

  10.      Opinion and Consent of Counsel.*

  11.      Consent of Independent Public Accountants._

  12.      None.

  13.      Stock Purchase Agreement.*

  14.      None.

  15.1     Class A Shares Distribution Plan.*

  15.2     Class B Shares Distribution Plan.*

  15.3     Class C Shares Distribution Plan.*

  16.      Description of Average Annual Total Return and Yield Calculation.*

  17.      Financial Data Schedule._

  18.1     Multiple Class Plan for Class A and Class B Shares*

  18.2     Multiple Class Plan for Class A, Class B and Class C Shares*

  19.      Powers of Attorney.*

  19.1      Power of Attorney for Mary K. Bush_

-------------------------------------

_ Filed herewith.

* Previously filed. Incorporated by reference from the exhibits filed with the Registration Statement, as amended, of the Registrant (File Nos. 2-20795; 811-05516).


Item 25.  Persons Controlled by or Under Common Control with Registrant


     No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14%of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                        OWNED BY    PERCENT    STATE/COUNTRY OF
               COMPANY                             OF SHARES     INCORPORATION
Pioneering Management Corp. (PMC)          PGI        100%        DE
Pioneer Funds Distributor, Inc. (PFD)      PMC        100%        MA
Pioneer Explorer, Inc. (PEI)               PMC        100%        DE
Pioneer Fonds Marketing GmbH (GmbH)        PFD        100%        Germany
Pioneer Forest, Inc. (PFI)                 PGI        100%        DE
CJSC "Forest-Starma" (Forest-Starma)       PFI        95%         Russia
Pioneer Metals and Technology, Inc. (PMT)  PGI        100%        DE
Pioneer Capital Corp. (PCC)                PGI        100%        DE
Pioneer SBIC Corp.                         PCC        100%        MA
Pioneer Real Estate Advisors, Inc. (PREA)  PGI        100%        DE
Pioneer Management (Ireland) Ltd. (PMIL)   PGI        100%        Ireland
Pioneer Plans Corporation (PPC)            PGI        100%        DE
PIOGlobal Corp. (PIOGlobal)                PGI        100%        DE
Pioneer Investments Corp. (PIC)            PGI        100%        MA
Pioneer Goldfields Holdings, Inc. (PGH)    PGI        100%        DE
Pioneer Goldfields Ltd. (PGL)              PGH        100%        Guernsey
Teberebie Goldfields Ltd. (TGL)            PGL        90%         Ghana
Pioneer Omega, Inc. (Omega)                PGI        100%        DE
Pioneer First Russia, Inc. (First Russia)  Omega      81.65%      DE
Pioneering Services Corp. (PSC)            PGI        100%        MA
Pioneer International Corp. (PIntl)        PGI        100%        DE
Pioneer First Polish Trust Fund JSC, S.A.
(First Polish)                             PIntl      100%        Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                            PIntl      100%        Czech Republic

Registered  investment  companies that are parties to management  contracts with
PMC:



                                               BUSINESS
 FUND                                           TRUST


Pioneer International Growth Fund                 MA
Pioneer World Equity Fund                         DE
Pioneer Europe Fund                               MA
Pioneer Emerging Markets Fund                     DE
Pioneer India Fund                                DE
Pioneer Growth Trust                              MA
Pioneer Mid-Cap Fund                              DE
Pioneer Growth Shares                             DE
Pioneer Small Company Fund                        DE
Pioneer Independence Fund                         DE
Pioneer Fund                                      DE
Pioneer II                                        DE
Pioneer Real Estate Shares                        DE
Pioneer Short-Term Income Fund                    MA
Pioneer America Income Trust                      MA
Pioneer Bond Fund                                 MA
Pioneer Balanced Fund                             DE
Pioneer Intermediate Tax-Free Fund                MA
Pioneer Tax-Free Income Fund                      DE
Pioneer Money Market Trust                        DE
Pioneer Variable Contracts Trust                  DE
Pioneer Interest Shares                           DE
Pioneer Micro-Cap Fund                            DE


The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER

Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X
First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
0LLP                                        Partner

Item 26. Number of Holders of Securities

                  The following table sets forth the approximate number of record holders of each class of securities of the Registrant as of March 31, 1998:



                             Class A         Class B          Class C


Number of Record Holders:     7,602           698               149


Item 27. Indemnification

                  Except for the Amended and Restated Declaration of Trust dated December 7, 1993 establishing the Registrant as a Trust under Massachusetts law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration of Trust provides that no Trustee or officer will be indemnified against any liability of which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and other Connections of Investment Adviser

                  All of the information required by this item is set forth in the Forms ADV, as amended, of Pioneering Management Corporation. The following sections of such Forms ADV are incorporated herein by reference:

                  (a)      Items 1 and 2 of Part 2;

                  (b) Section 6, Business Background, of each Schedule D.


Item 29. Principal Underwriter

                  (a)      See Item 25 above.

                  (b)      Directors and Officers of PFD:

                    Positions and Offices    Positions and Offices

 Positions and Offices    Positions and Offices

Name                   with Underwriter         with Registrant
----                   ----------------         ---------------

John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

Robert L. Butler       Director and President       None

David D. Tripple       Director                     Executive Vice President and
                                                    Trustee

Steven M. Graziano     Senior Vice President        None

Stephen W. Long        Senior Vice President        None

Barry G. Knight        Vice President               None

William A. Misata      Vice President               None

Anne W. Patenaude      Vice President               None


Elizabeth B. Bennett   Vice President               None

Gail A. Smyth          Vice President               None

Constance D. Spiros    Vice President               None

Marcy L. Supovitz      Vice President               None

Mary Kleeman           Vice President               None

Steven R. Berke        Assistant Vice President     None


Steven H. Forss        Assistant Vice President     None

Mary Sue Hoban         Assistant Vice President     None


Debra A. Levine        Assistant Vice President     None

Junior Roy McFarland   Assistant Vice President     None

Marie E. Moynihan      Assistant Vice President     None

William H. Keough      Treasurer                    Treasurer

Roy P. Rossi           Assistant Treasurer          None

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary

The principle business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

                  (c)      Not applicable.


Item 30. Location of Accounts and Records

                  The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

Item 31. Management Services

                  The Registrant is not a party to any management-related service contract, except as described in the Prospectus and the Statement of Additional Information.

Item 32. Undertakings

                  (a)      Not applicable.

                  (b)      Not applicable.

                  (c) The Registrant hereby undertakes to deliver or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given, a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A (which meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 29th day of April, 1998.

                                          PIONEER AMERICA INCOME TRUST




                                             By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

          Title and Signature                      Date

Principal Executive Officer:        )
                                    )
                                    )
John F. Cogan, Jr.                  )
John F. Cogan, Jr., President       )
                                    )
Principal Financial and             )
Accounting Officer:                 )
                                    )
                                    )
/s/William H. Keough*               )
William H. Keough, Treasurer        )


A MAJORITY OF THE BOARD OF TRUSTEES:


John F. Cogan, Jr.                  )
John F. Cogan, Jr., Trustee         )
                                    )
Mary K. Bush*                       )
Mary K. Bush, Trustee               )
                                    )
Richard H. Egdahl, M.D.*            )
Richard H. Egdahl, Trustee          )
                                    )
Margaret B.W. Graham*               )
Margaret B.W. Graham, Trustee       )
                                    )
John W. Kendrick*                   )
John W. Kendrick, Trustee           )
                                    )
Marguerite A. Piret*                )
Marguerite A. Piret, Trustee        )
                                    )
/s/David D. Tripple*                )
David D. Tripple, Trustee           )
                                    )
Stephen K. West*                    )
Stephen K. West, Trustee            )
                                    )
John Winthrop*                      )
John Winthrop, Trustee              )







*By:     /s/ David D. Tripple          Dated: April 29, 1998
         David D. Tripple
         Attorney-in-fact

                                  Exhibit Index

Exhibit
Number   Document Title



11.               Consent of Independent Public Accountants

17.               Financial Data Schedule

19.1              Power of Attorney for Mary K. Bush